UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%

Semi-Annual Report

March 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	15.3
Freddie Mac	2.9
Fannie Mae	2.5
Ginnie Mae	1.7
Uniform Mortgage Backed Securities	1.7
24.1

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	24.8%
AAA,AA,A	6.9%
BBB	9.8%
BB and Below	5.8%
Not Rated	1.7%
Equities*	26.9%
Short-Term Investments and Net Other Assets	24.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Apple, Inc.	1.2
Microsoft Corp.	1.2
Alphabet, Inc. Class A	0.8
Amazon.com, Inc.	0.6
Meta Platforms, Inc. Class A	0.3
Prologis (REIT), Inc.	0.3
UnitedHealth Group, Inc.	0.3
Tesla, Inc.	0.3
Exxon Mobil Corp.	0.2
Taiwan Semiconductor Manufacturing Co. Ltd.	0.2
5.4

Market Sectors as of March 31, 2022

% of fund's net assets
Financials	30.4
Information Technology	6.9
Consumer Discretionary	4.1
Health Care	3.5
Communication Services	3.5
Industrials	4.3
Real Estate	3.3
Energy	2.9
Consumer Staples	2.3
Utilities	1.1
Materials	0.9

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks and Equity Futures*	25.2%
Bond Class	48.7%
Short-Term Class	26.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	87.1%
Cayman Islands	2.9%
United Kingdom	1.6%
France	0.8%
Canada	0.7%
Switzerland	0.7%
Netherlands	0.5%
Ireland	0.5%
Japan	0.5%
Other	4.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 12.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 25.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)(b)	8,500,482	$52,447,975
Fidelity Emerging Markets Equity Central Fund (b)	639,833	137,979,924
Fidelity International Equity Central Fund (b)	2,487,791	237,285,513
Fidelity Real Estate Equity Central Fund (b)	555,648	84,619,579
Fidelity U.S. Equity Central Fund (b)	9,380,093	1,161,724,517
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,054,878,613)		1,674,057,508

Fixed-Income Central Funds - 47.8%
High Yield Fixed-Income Funds - 4.6%
Fidelity Emerging Markets Debt Central Fund (b)	1,770,824	14,680,129
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	143,948	12,713,459
Fidelity Floating Rate Central Fund (b)	2,243,237	223,762,934
Fidelity High Income Central Fund (b)	458,150	50,698,878

TOTAL HIGH YIELD FIXED-INCOME FUNDS		301,855,400

Investment Grade Fixed-Income Funds - 43.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)	777,163	81,003,671
Fidelity International Credit Central Fund (b)	698,482	65,824,937
Fidelity Investment Grade Bond Central Fund (b)	25,019,156	2,679,301,447

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,826,130,055

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,050,657,538)		3,127,985,455

Money Market Central Funds - 25.3%
Fidelity Cash Central Fund 0.31% (c)	370,670,334	370,744,468
Fidelity Money Market Central Fund 0.45% (c)	1,256,422,226	1,256,170,941
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	27,583,192	27,585,950
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,654,738,958)		1,654,501,359
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.5% 4/14/22 to 6/30/22 (e)
(Cost $15,658,201)	15,670,000	15,658,187
	Shares	Value

Investment Companies - 1.5%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $108,730,703)	736,520	97,279,561
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,884,664,013)		6,569,482,070
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(23,280,139)
NET ASSETS - 100%		$6,546,201,931

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	117	June 2022	$6,584,175	$502,382	$502,382
TOTAL PURCHASED FUTURES					502,382
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	719	June 2022	162,880,463	(9,278,029)	(9,278,029)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,729	June 2022	185,383,380	(10,751,075)	(10,751,075)
TOTAL SOLD FUTURES					(20,029,104)
TOTAL FUTURES CONTRACTS					$(19,526,722)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 5.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $401,750,472.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,658,187.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$426,692,704	$434,435,072	$490,383,308	$151,654	$--	$--	$370,744,468	0.7
Fidelity Commodity Strategy Central Fund	92,939,665	12,224,454	71,797,458	--	9,716,271	9,365,043	52,447,975	9
Fidelity Emerging Markets Debt Central Fund	14,087,986	4,062,494	1,971,559	340,763	(84,594)	(1,414,198)	14,680,129	0.6
Fidelity Emerging Markets Debt Local Currency Central Fund	13,637,451	747,450	--	747,450	--	(1,671,442)	12,713,459	14.1
Fidelity Emerging Markets Equity Central Fund	166,846,598	14,431,599	4,550,791	13,873,562	7,108,249	(45,855,731)	137,979,924	7.6
Fidelity Floating Rate Central Fund	146,201,187	92,106,951	12,120,342	4,115,122	302,300	(2,727,162)	223,762,934	7
Fidelity High Income Central Fund	82,065,669	6,701,619	35,833,360	1,567,801	1,476,947	(3,711,997)	50,698,878	2.4
Fidelity Inflation-Protected Bond Index Central Fund	168,009,085	28,469,486	103,888,802	12,313,144	4,225,276	(15,811,374)	81,003,671	12.4
Fidelity International Credit Central Fund	84,468,784	10,638,011	22,881,734	1,402,123	(1,242,359)	(5,157,765)	65,824,937	12.8
Fidelity International Equity Central Fund	236,560,300	35,926,856	6,970,288	15,580,988	(457,862)	(27,773,493)	237,285,513	6.2
Fidelity Investment Grade Bond Central Fund	2,530,110,915	492,693,924	160,075,643	29,892,324	(3,566,663)	(179,861,086)	2,679,301,447	7.8
Fidelity Money Market Central Fund 0.45%	1,059,257,144	268,787,253	71,627,368	1,303,246	(8,222)	(237,866)	1,256,170,941	74.4
Fidelity Real Estate Equity Central Fund	92,883,360	27,109,878	40,521,662	1,091,766	789,193	4,358,810	84,619,579	5
Fidelity Securities Lending Cash Central Fund 0.31%	--	31,057,550	3,471,600	3,165	--	--	27,585,950	0.1
Fidelity U.S. Equity Central Fund	1,083,698,613	221,100,857	58,754,824	95,512,640	(5,456,644)	(78,863,485)	1,161,724,517	5.3
	$6,197,459,461	$1,680,493,454	$1,084,848,739	$177,895,748	$12,801,892	$(349,361,746)	$6,456,544,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,674,057,508	$1,674,057,508	$--	$--
Fixed-Income Central Funds	3,127,985,455	3,127,985,455	--	--
Money Market Central Funds	1,654,501,359	1,654,501,359	--	--
U.S. Treasury Obligations	15,658,187	--	15,658,187	--
Investment Companies	97,279,561	97,279,561	--	--
Total Investments in Securities:	$6,569,482,070	$6,553,823,883	$15,658,187	$--
Derivative Instruments:
Assets
Futures Contracts	$502,382	$502,382	$--	$--
Total Assets	$502,382	$502,382	$--	$--
Liabilities
Futures Contracts	$(20,029,104)	$(20,029,104)	$--	$--
Total Liabilities	$(20,029,104)	$(20,029,104)	$--	$--
Total Derivative Instruments:	$(19,526,722)	$(19,526,722)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$502,382	$(20,029,104)
Total Equity Risk	502,382	(20,029,104)
Total Value of Derivatives	$502,382	$(20,029,104)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,089,608) — See accompanying schedule: Unaffiliated issuers (cost $124,388,904)	$112,937,748
Fidelity Central Funds (cost $5,760,275,109)	6,456,544,322
Total Investment in Securities (cost $5,884,664,013)		$6,569,482,070
Receivable for investments sold		4,306,302
Receivable for fund shares sold		1,137,396
Distributions receivable from Fidelity Central Funds		67,788
Receivable for daily variation margin on futures contracts		5,416,930
Prepaid expenses		3,070
Total assets		6,580,413,556
Liabilities
Payable for investments purchased	$5,503
Payable for fund shares redeemed	3,826,418
Accrued management fee	2,169,714
Distribution and service plan fees payable	48,736
Other affiliated payables	509,003
Other payables and accrued expenses	66,301
Collateral on securities loaned	27,585,950
Total liabilities		34,211,625
Net Assets		$6,546,201,931
Net Assets consist of:
Paid in capital		$6,013,180,733
Total accumulated earnings (loss)		533,021,198
Net Assets		$6,546,201,931
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($64,588,488 ÷ 4,547,515 shares)(a)		$14.20
Maximum offering price per share (100/94.25 of $14.20)		$15.07
Class M:
Net Asset Value and redemption price per share ($30,771,548 ÷ 2,172,096 shares)(a)		$14.17
Maximum offering price per share (100/96.50 of $14.17)		$14.68
Class C:
Net Asset Value and offering price per share ($29,334,274 ÷ 2,086,716 shares)(a)		$14.06
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,485,428,708 ÷ 315,233,718 shares)		$14.23
Class I:
Net Asset Value, offering price and redemption price per share ($33,192,418 ÷ 2,332,503 shares)		$14.23
Class Z:
Net Asset Value, offering price and redemption price per share ($1,902,886,495 ÷ 133,796,397 shares)		$14.22

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$1,050,141
Interest		5,836
Income from Fidelity Central Funds (including $3,165 from security lending)		60,550,787
Total income		61,606,764
Expenses
Management fee	$13,136,073
Transfer agent fees	2,395,452
Distribution and service plan fees	291,431
Accounting fees	619,304
Custodian fees and expenses	17,733
Independent trustees' fees and expenses	11,106
Registration fees	106,985
Audit	16,579
Legal	7,160
Miscellaneous	14,307
Total expenses before reductions	16,616,130
Expense reductions	(53,847)
Total expenses after reductions		16,562,283
Net investment income (loss)		45,044,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,453,555)
Fidelity Central Funds	12,801,892
Futures contracts	41,363,246
Capital gain distributions from Fidelity Central Funds	117,344,961
Total net realized gain (loss)		167,056,544
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,648,365)
Fidelity Central Funds	(349,361,746)
Futures contracts	(38,799,853)
Total change in net unrealized appreciation (depreciation)		(393,809,964)
Net gain (loss)		(226,753,420)
Net increase (decrease) in net assets resulting from operations		$(181,708,939)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,044,481	$77,567,982
Net realized gain (loss)	167,056,544	40,784,860
Change in net unrealized appreciation (depreciation)	(393,809,964)	290,401,122
Net increase (decrease) in net assets resulting from operations	(181,708,939)	408,753,964
Distributions to shareholders	(77,324,062)	(110,397,850)
Share transactions - net increase (decrease)	444,099,673	531,844,334
Total increase (decrease) in net assets	185,066,672	830,200,448
Net Assets
Beginning of period	6,361,135,259	5,530,934,811
End of period	$6,546,201,931	$6,361,135,259

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.74	$14.00	$13.51	$13.40	$13.55	$13.24
Income from Investment Operations
Net investment income (loss)A,B	.08	.14	.18	.26	.20	.16
Net realized and unrealized gain (loss)	(.47)	.82	.62	.36	.11	.37
Total from investment operations	(.39)	.96	.80	.62	.31	.53
Distributions from net investment income	(.11)	(.11)	(.19)	(.26)	(.19)	(.16)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)	(.07)
Total distributions	(.15)C	(.22)C	(.31)C	(.51)C	(.46)	(.22)C
Net asset value, end of period	$14.20	$14.74	$14.00	$13.51	$13.40	$13.55
Total ReturnD,E,F	(2.70)%	6.91%	6.04%	4.85%	2.36%	4.08%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.81%I	.81%	.82%	.83%	.84%	.84%
Expenses net of fee waivers, if any	.81%I	.81%	.82%	.83%	.84%	.84%
Expenses net of all reductions	.81%I	.81%	.82%	.83%	.84%	.83%
Net investment income (loss)	1.05%I	.97%	1.34%	1.97%	1.49%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$64,588	$62,957	$50,633	$45,153	$39,089	$39,787
Portfolio turnover rateJ	22%I	25%	25%	41%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$13.97	$13.48	$13.37	$13.52	$13.21
Income from Investment Operations
Net investment income (loss)A,B	.06	.10	.15	.23	.16	.13
Net realized and unrealized gain (loss)	(.46)	.82	.62	.35	.12	.37
Total from investment operations	(.40)	.92	.77	.58	.28	.50
Distributions from net investment income	(.10)	(.07)	(.15)	(.23)	(.16)	(.12)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)	(.07)
Total distributions	(.13)	(.19)	(.28)	(.47)	(.43)	(.19)
Net asset value, end of period	$14.17	$14.70	$13.97	$13.48	$13.37	$13.52
Total ReturnC,D,E	(2.75)%	6.60%	5.79%	4.58%	2.10%	3.81%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.06%H	1.07%	1.08%	1.08%	1.10%	1.10%
Expenses net of fee waivers, if any	1.06%H	1.07%	1.07%	1.08%	1.10%	1.10%
Expenses net of all reductions	1.06%H	1.07%	1.07%	1.08%	1.10%	1.10%
Net investment income (loss)	.80%H	.72%	1.09%	1.72%	1.23%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$30,772	$31,762	$27,366	$25,696	$22,133	$22,474
Portfolio turnover rateI	22%H	25%	25%	41%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.61	$13.91	$13.43	$13.32	$13.47	$13.17
Income from Investment Operations
Net investment income (loss)A,B	.02	.03	.08	.16	.10	.06
Net realized and unrealized gain (loss)	(.46)	.82	.61	.36	.11	.36
Total from investment operations	(.44)	.85	.69	.52	.21	.42
Distributions from net investment income	(.08)	(.03)	(.09)	(.16)	(.09)	(.06)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)	(.07)
Total distributions	(.11)	(.15)	(.21)C	(.41)C	(.36)	(.12)C
Net asset value, end of period	$14.06	$14.61	$13.91	$13.43	$13.32	$13.47
Total ReturnD,E,F	(3.03)%	6.10%	5.22%	4.06%	1.59%	3.25%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.56%I	1.57%	1.58%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.56%I	1.57%	1.58%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.56%I	1.57%	1.58%	1.59%	1.59%	1.59%
Net investment income (loss)	.30%I	.22%	.59%	1.21%	.74%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$29,334	$25,804	$24,940	$21,588	$26,000	$28,217
Portfolio turnover rateJ	22%I	25%	25%	41%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.76	$14.02	$13.54	$13.42	$13.57	$13.26
Income from Investment Operations
Net investment income (loss)A,B	.10	.19	.23	.30	.24	.20
Net realized and unrealized gain (loss)	(.46)	.82	.61	.37	.12	.37
Total from investment operations	(.36)	1.01	.84	.67	.36	.57
Distributions from net investment income	(.14)	(.15)	(.23)	(.31)	(.24)	(.20)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)	(.07)
Total distributions	(.17)	(.27)	(.36)	(.55)	(.51)	(.26)C
Net asset value, end of period	$14.23	$14.76	$14.02	$13.54	$13.42	$13.57
Total ReturnD,E	(2.48)%	7.24%	6.29%	5.24%	2.68%	4.40%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.50%H	.50%	.51%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.50%H	.50%	.50%	.51%	.52%	.52%
Expenses net of all reductions	.50%H	.50%	.50%	.51%	.51%	.52%
Net investment income (loss)	1.36%H	1.29%	1.66%	2.29%	1.81%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$4,485,429	$4,723,410	$5,377,374	$4,990,188	$4,819,671	$4,880,833
Portfolio turnover rateI	22%H	25%	25%	41%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.76	$14.02	$13.53	$13.41	$13.57	$13.26
Income from Investment Operations
Net investment income (loss)A,B	.10	.18	.22	.30	.24	.20
Net realized and unrealized gain (loss)	(.46)	.82	.61	.36	.10	.37
Total from investment operations	(.36)	1.00	.83	.66	.34	.57
Distributions from net investment income	(.13)	(.14)	(.22)	(.30)	(.23)	(.19)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)	(.07)
Total distributions	(.17)C	(.26)	(.34)C	(.54)	(.50)	(.26)
Net asset value, end of period	$14.23	$14.76	$14.02	$13.53	$13.41	$13.57
Total ReturnD,E	(2.51)%	7.17%	6.27%	5.18%	2.57%	4.35%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.55%H	.55%	.58%	.56%	.55%	.56%
Expenses net of fee waivers, if any	.55%H	.55%	.57%	.56%	.55%	.56%
Expenses net of all reductions	.55%H	.55%	.57%	.56%	.55%	.56%
Net investment income (loss)	1.32%H	1.24%	1.59%	2.24%	1.78%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$33,192	$31,374	$32,445	$25,577	$48,713	$50,272
Portfolio turnover rateI	22%H	25%	25%	41%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.76	$14.02	$13.53	$13.41
Income from Investment Operations
Net investment income (loss)B,C	.10	.19	.23	.30
Net realized and unrealized gain (loss)	(.47)	.82	.62	.37
Total from investment operations	(.37)	1.01	.85	.67
Distributions from net investment income	(.14)	(.16)	(.24)	(.31)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)
Total distributions	(.17)	(.27)D	(.36)D	(.55)
Net asset value, end of period	$14.22	$14.76	$14.02	$13.53
Total ReturnE,F	(2.53)%	7.27%	6.41%	5.27%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.47%I	.47%	.48%	.48%I
Expenses net of fee waivers, if any	.47%I	.47%	.48%	.48%I
Expenses net of all reductions	.47%I	.47%	.48%	.48%I
Net investment income (loss)	1.39%I	1.31%	1.69%	2.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,902,886	$1,485,829	$18,177	$14,613
Portfolio turnover rateJ	22%I	25%	25%	41%

 A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	15.4
Freddie Mac	2.8
Fannie Mae	2.5
Ginnie Mae	1.6
Uniform Mortgage Backed Securities	1.5
23.8

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	24.8%
AAA,AA,A	6.9%
BBB	9.7%
BB and Below	5.6%
Not Rated	1.6%
Equities*	37.5%
Short-Term Investments and Net Other Assets	13.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Apple, Inc.	1.7
Microsoft Corp.	1.6
Alphabet, Inc. Class A	1.1
Amazon.com, Inc.	0.9
Meta Platforms, Inc. Class A	0.4
UnitedHealth Group, Inc.	0.4
Tesla, Inc.	0.4
Prologis (REIT), Inc.	0.3
Exxon Mobil Corp.	0.3
Taiwan Semiconductor Manufacturing Co. Ltd.	0.3
7.4

Market Sectors as of March 31, 2022

% of fund's net assets
Financials	23.6
Information Technology	9.5
Consumer Discretionary	5.2
Health Care	5.0
Industrials	4.5
Communication Services	4.0
Real Estate	3.9
Energy	3.0
Consumer Staples	3.0
Materials	1.7
Utilities	1.6

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks and Equity Futures*	35.7%
Bond Class	48.4%
Short-Term Class	15.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	83.9%
Cayman Islands	3.1%
United Kingdom	1.8%
France	1.1%
Canada	0.9%
Switzerland	0.9%
Japan	0.9%
Netherlands	0.9%
Germany	0.7%
Other	5.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 16.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 36.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)(b)	3,584,110	$22,113,959
Fidelity Emerging Markets Equity Central Fund (b)	383,307	82,660,053
Fidelity International Equity Central Fund (b)	1,645,927	156,988,527
Fidelity Real Estate Equity Central Fund (b)	282,332	42,996,309
Fidelity U.S. Equity Central Fund (b)	5,576,779	690,684,058
TOTAL EQUITY CENTRAL FUNDS
(Cost $711,233,950)		995,442,906

Fixed-Income Central Funds - 47.2%
High Yield Fixed-Income Funds - 4.6%
Fidelity Emerging Markets Debt Central Fund (b)	757,419	6,279,006
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	66,130	5,840,564
Fidelity Floating Rate Central Fund (b)	948,804	94,643,222
Fidelity High Income Central Fund (b)	194,288	21,499,916

TOTAL HIGH YIELD FIXED-INCOME FUNDS		128,262,708

Investment Grade Fixed-Income Funds - 42.6%
Fidelity Inflation-Protected Bond Index Central Fund (b)	392,267	40,886,010
Fidelity International Credit Central Fund (b)	288,444	27,183,002
Fidelity Investment Grade Bond Central Fund (b)	10,332,499	1,106,507,304

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,174,576,316

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,323,944,224)		1,302,839,024

Money Market Central Funds - 14.9%
Fidelity Cash Central Fund 0.31% (c)	108,426,701	108,448,386
Fidelity Money Market Central Fund 0.45% (c)	294,405,461	294,346,580
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	7,073,993	7,074,700
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $409,925,126)		409,869,666
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.5% 4/21/22 to 6/30/22 (e)
(Cost $7,413,904)	7,420,000	7,413,891
	Shares	Value

Investment Companies - 1.7%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $54,319,385)	360,948	47,674,011
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,506,836,589)		2,763,239,498
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,375,195)
NET ASSETS - 100%		$2,757,864,303

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	36	June 2022	$2,025,900	$154,851	$154,851
TOTAL PURCHASED FUTURES					154,851
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	312	June 2022	70,679,700	(4,066,981)	(4,066,981)
ICE E-mini MSCI EAFE Index Contracts (United States)	721	June 2022	77,305,620	(4,483,242)	(4,483,242)
TOTAL SOLD FUTURES					(8,550,223)
TOTAL FUTURES CONTRACTS					$(8,395,372)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 5.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $175,982,913.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,413,891.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$196,597,498	$141,602,728	$229,751,840	$53,050	$--	$--	$108,448,386	0.2
Fidelity Commodity Strategy Central Fund	48,804,189	1,965,907	36,879,319	--	3,214,168	5,009,014	22,113,959	3.8
Fidelity Emerging Markets Debt Central Fund	7,059,584	754,901	877,364	157,850	(38,968)	(619,147)	6,279,006	0.2
Fidelity Emerging Markets Debt Local Currency Central Fund	6,265,046	343,379	--	343,379	--	(767,861)	5,840,564	6.5
Fidelity Emerging Markets Equity Central Fund	99,679,753	9,557,416	3,354,919	8,311,519	4,068,615	(27,290,812)	82,660,053	4.6
Fidelity Floating Rate Central Fund	66,339,199	34,934,118	5,588,078	1,795,721	31,171	(1,073,188)	94,643,222	3
Fidelity High Income Central Fund	37,058,284	1,649,010	16,254,188	690,936	484,538	(1,437,728)	21,499,916	1
Fidelity Inflation-Protected Bond Index Central Fund	79,607,934	8,569,475	41,852,225	5,812,595	1,906,752	(7,345,926)	40,886,010	6.3
Fidelity International Credit Central Fund	36,888,078	2,040,350	9,098,873	597,916	(529,879)	(2,116,674)	27,183,002	5.3
Fidelity International Equity Central Fund	166,241,962	16,478,684	6,853,713	10,855,278	(507,192)	(18,371,214)	156,988,527	4.1
Fidelity Investment Grade Bond Central Fund	1,124,283,159	126,594,812	68,319,248	12,755,245	(1,498,288)	(74,553,131)	1,106,507,304	3.2
Fidelity Money Market Central Fund 0.45%	211,270,733	98,588,635	15,455,786	297,958	(3,157)	(53,845)	294,346,580	17.4
Fidelity Real Estate Equity Central Fund	42,196,369	15,506,284	17,232,003	556,652	(576,613)	3,102,272	42,996,309	2.6
Fidelity Securities Lending Cash Central Fund 0.31%	59,003,075	86,627,953	138,556,328	4,052	--	--	7,074,700	--
Fidelity U.S. Equity Central Fund	686,091,383	92,663,479	38,444,307	59,634,731	(2,773,992)	(46,852,505)	690,684,058	3.2
	$2,867,386,246	$637,877,131	$628,518,191	$101,866,882	$3,777,155	$(172,370,745)	$2,708,151,596

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$995,442,906	$995,442,906	$--	$--
Fixed-Income Central Funds	1,302,839,024	1,302,839,024	--	--
Money Market Central Funds	409,869,666	409,869,666	--	--
U.S. Treasury Obligations	7,413,891	--	7,413,891	--
Investment Companies	47,674,011	47,674,011	--	--
Total Investments in Securities:	$2,763,239,498	$2,755,825,607	$7,413,891	$--
Derivative Instruments:
Assets
Futures Contracts	$154,851	$154,851	$--	$--
Total Assets	$154,851	$154,851	$--	$--
Liabilities
Futures Contracts	$(8,550,223)	$(8,550,223)	$--	$--
Total Liabilities	$(8,550,223)	$(8,550,223)	$--	$--
Total Derivative Instruments:	$(8,395,372)	$(8,395,372)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$154,851	$(8,550,223)
Total Equity Risk	154,851	(8,550,223)
Total Value of Derivatives	$154,851	$(8,550,223)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,947,408) — See accompanying schedule: Unaffiliated issuers (cost $61,733,289)	$55,087,902
Fidelity Central Funds (cost $2,445,103,300)	2,708,151,596
Total Investment in Securities (cost $2,506,836,589)		$2,763,239,498
Receivable for investments sold		2,121,269
Receivable for fund shares sold		542,516
Distributions receivable from Fidelity Central Funds		21,939
Receivable for daily variation margin on futures contracts		2,309,760
Prepaid expenses		1,348
Total assets		2,768,236,330
Liabilities
Payable for investments purchased	$4,194
Payable for fund shares redeemed	2,017,898
Accrued management fee	914,544
Distribution and service plan fees payable	53,219
Other affiliated payables	255,723
Other payables and accrued expenses	51,749
Collateral on securities loaned	7,074,700
Total liabilities		10,372,027
Net Assets		$2,757,864,303
Net Assets consist of:
Paid in capital		$2,494,535,917
Total accumulated earnings (loss)		263,328,386
Net Assets		$2,757,864,303
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($81,955,794 ÷ 6,676,575 shares)(a)		$12.28
Maximum offering price per share (100/94.25 of $12.28)		$13.03
Class M:
Net Asset Value and redemption price per share ($26,642,318 ÷ 2,175,502 shares)(a)		$12.25
Maximum offering price per share (100/96.50 of $12.25)		$12.69
Class C:
Net Asset Value and offering price per share ($30,416,831 ÷ 2,507,561 shares)(a)		$12.13
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($2,050,926,587 ÷ 167,163,078 shares)		$12.27
Class I:
Net Asset Value, offering price and redemption price per share ($71,175,158 ÷ 5,802,193 shares)		$12.27
Class Z:
Net Asset Value, offering price and redemption price per share ($496,747,615 ÷ 40,494,855 shares)		$12.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$467,529
Interest		2,787
Income from Fidelity Central Funds (including $4,052 from security lending)		28,447,518
Total income		28,917,834
Expenses
Management fee	$5,748,653
Transfer agent fees	1,104,731
Distribution and service plan fees	333,841
Accounting fees	464,819
Custodian fees and expenses	18,211
Independent trustees' fees and expenses	4,881
Registration fees	85,140
Audit	16,579
Legal	3,264
Miscellaneous	6,416
Total expenses before reductions	7,786,535
Expense reductions	(24,187)
Total expenses after reductions		7,762,348
Net investment income (loss)		21,155,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,279,577)
Fidelity Central Funds	3,777,155
Futures contracts	19,107,747
Capital gain distributions from Fidelity Central Funds	73,419,364
Total net realized gain (loss)		95,024,689
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,433,395)
Fidelity Central Funds	(172,370,745)
Futures contracts	(16,736,303)
Total change in net unrealized appreciation (depreciation)		(192,540,443)
Net gain (loss)		(97,515,754)
Net increase (decrease) in net assets resulting from operations		$(76,360,268)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,155,486	$34,840,431
Net realized gain (loss)	95,024,689	8,098,367
Change in net unrealized appreciation (depreciation)	(192,540,443)	187,987,524
Net increase (decrease) in net assets resulting from operations	(76,360,268)	230,926,322
Distributions to shareholders	(40,662,108)	(45,916,472)
Share transactions - net increase (decrease)	(7,599,046)	634,239,450
Total increase (decrease) in net assets	(124,621,422)	819,249,300
Net Assets
Beginning of period	2,882,485,725	2,063,236,425
End of period	$2,757,864,303	$2,882,485,725

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$11.80	$11.24	$11.15	$11.11	$10.62
Income from Investment Operations
Net investment income (loss)A,B	.07	.14	.16	.21	.16	.13
Net realized and unrealized gain (loss)	(.40)	1.03	.71	.27	.21	.51
Total from investment operations	(.33)	1.17	.87	.48	.37	.64
Distributions from net investment income	(.11)	(.09)	(.17)	(.21)	(.15)	(.13)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)	(.02)
Total distributions	(.16)C	(.20)	(.31)	(.39)	(.33)	(.15)
Net asset value, end of period	$12.28	$12.77	$11.80	$11.24	$11.15	$11.11
Total ReturnD,E,F	(2.65)%	9.98%	7.83%	4.54%	3.40%	6.06%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.82%I	.82%	.82%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.82%I	.82%	.82%	.82%	.84%	.85%
Expenses net of all reductions	.82%I	.82%	.82%	.82%	.84%	.85%
Net investment income (loss)	1.18%I	1.10%	1.43%	1.91%	1.47%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$81,956	$77,502	$50,625	$36,978	$28,713	$22,457
Portfolio turnover rateJ	20%I	18%	23%	34%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$11.77	$11.22	$11.13	$11.10	$10.61
Income from Investment Operations
Net investment income (loss)A,B	.06	.11	.13	.18	.13	.11
Net realized and unrealized gain (loss)	(.42)	1.04	.70	.27	.21	.50
Total from investment operations	(.36)	1.15	.83	.45	.34	.61
Distributions from net investment income	(.10)	(.07)	(.14)	(.18)	(.13)	(.10)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)	(.02)
Total distributions	(.14)	(.17)C	(.28)	(.36)	(.31)	(.12)
Net asset value, end of period	$12.25	$12.75	$11.77	$11.22	$11.13	$11.10
Total ReturnD,E,F	(2.84)%	9.84%	7.49%	4.28%	3.08%	5.81%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.07%I	1.08%	1.08%	1.09%	1.10%	1.11%
Expenses net of fee waivers, if any	1.07%I	1.08%	1.08%	1.09%	1.09%	1.11%
Expenses net of all reductions	1.07%I	1.08%	1.08%	1.09%	1.09%	1.11%
Net investment income (loss)	.92%I	.84%	1.17%	1.64%	1.21%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$26,642	$26,218	$20,329	$16,252	$14,473	$13,023
Portfolio turnover rateJ	20%I	18%	23%	34%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$11.71	$11.16	$11.07	$11.04	$10.57
Income from Investment Operations
Net investment income (loss)A,B	.03	.04	.07	.12	.08	.05
Net realized and unrealized gain (loss)	(.41)	1.03	.70	.28	.20	.49
Total from investment operations	(.38)	1.07	.77	.40	.28	.54
Distributions from net investment income	(.08)	(.03)	(.08)	(.12)	(.07)	(.05)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)	(.02)
Total distributions	(.13)C	(.14)	(.22)	(.31)C	(.25)	(.07)
Net asset value, end of period	$12.13	$12.64	$11.71	$11.16	$11.07	$11.04
Total ReturnD,E,F	(3.07)%	9.17%	7.00%	3.77%	2.59%	5.16%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.58%I	1.59%	1.59%	1.60%	1.61%	1.61%
Expenses net of fee waivers, if any	1.58%I	1.59%	1.59%	1.60%	1.61%	1.61%
Expenses net of all reductions	1.58%I	1.59%	1.59%	1.60%	1.61%	1.61%
Net investment income (loss)	.41%I	.33%	.66%	1.13%	.70%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$30,417	$31,949	$27,496	$24,224	$24,911	$20,979
Portfolio turnover rateJ	20%I	18%	23%	34%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$11.79	$11.24	$11.15	$11.11	$10.63
Income from Investment Operations
Net investment income (loss)A,B	.09	.18	.20	.24	.20	.17
Net realized and unrealized gain (loss)	(.41)	1.04	.69	.27	.21	.49
Total from investment operations	(.32)	1.22	.89	.51	.41	.66
Distributions from net investment income	(.13)	(.14)	(.20)	(.24)	(.19)	(.16)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)	(.02)
Total distributions	(.18)C	(.24)C	(.34)	(.42)	(.37)	(.18)
Net asset value, end of period	$12.27	$12.77	$11.79	$11.24	$11.15	$11.11
Total ReturnD,E	(2.58)%	10.43%	8.05%	4.87%	3.75%	6.32%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.52%H	.52%	.52%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.51%H	.52%	.52%	.52%	.53%	.54%
Expenses net of all reductions	.51%H	.52%	.52%	.52%	.53%	.53%
Net investment income (loss)	1.48%H	1.40%	1.74%	2.21%	1.78%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,050,927	$2,196,582	$1,935,863	$1,661,192	$1,480,983	$1,139,197
Portfolio turnover rateI	20%H	18%	23%	34%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$11.79	$11.24	$11.15	$11.11	$10.62
Income from Investment Operations
Net investment income (loss)A,B	.09	.17	.19	.23	.19	.16
Net realized and unrealized gain (loss)	(.41)	1.05	.69	.28	.21	.50
Total from investment operations	(.32)	1.22	.88	.51	.40	.66
Distributions from net investment income	(.13)	(.13)	(.19)	(.23)	(.18)	(.15)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)	(.02)
Total distributions	(.18)C	(.24)	(.33)	(.42)C	(.36)	(.17)
Net asset value, end of period	$12.27	$12.77	$11.79	$11.24	$11.15	$11.11
Total ReturnD,E	(2.60)%	10.41%	8.00%	4.80%	3.66%	6.32%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.54%H	.55%	.59%	.59%	.61%	.62%
Expenses net of fee waivers, if any	.54%H	.54%	.59%	.59%	.61%	.62%
Expenses net of all reductions	.54%H	.54%	.59%	.59%	.61%	.62%
Net investment income (loss)	1.45%H	1.37%	1.67%	2.14%	1.70%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$71,175	$76,079	$19,225	$19,014	$23,818	$20,500
Portfolio turnover rateI	20%H	18%	23%	34%	18%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$11.79	$11.24	$11.14
Income from Investment Operations
Net investment income (loss)B,C	.10	.18	.20	.24
Net realized and unrealized gain (loss)	(.42)	1.04	.69	.29
Total from investment operations	(.32)	1.22	.89	.53
Distributions from net investment income	(.14)	(.14)	(.20)	(.25)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)
Total distributions	(.18)	(.24)D	(.34)	(.43)
Net asset value, end of period	$12.27	$12.77	$11.79	$11.24
Total ReturnE,F	(2.56)%	10.44%	8.10%	5.01%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%I	.49%	.50%	.50%I
Expenses net of fee waivers, if any	.49%I	.49%	.49%	.50%I
Expenses net of all reductions	.49%I	.49%	.49%	.50%I
Net investment income (loss)	1.51%I	1.43%	1.76%	2.23%I
Supplemental Data
Net assets, end of period (000 omitted)	$496,748	$474,155	$9,698	$7,353
Portfolio turnover rateJ	20%I	18%	23%	34%

 A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	13.5
Freddie Mac	2.5
Fannie Mae	2.1
Ginnie Mae	1.4
Uniform Mortgage Backed Securities	1.4
20.9

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	6.0%
BBB	8.4%
BB and Below	5.6%
Not Rated	1.5%
Equities*	47.4%
Short-Term Investments and Net Other Assets	9.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Apple, Inc.	2.2
Microsoft Corp.	2.1
Alphabet, Inc. Class A	1.5
Amazon.com, Inc.	1.1
Meta Platforms, Inc. Class A	0.5
UnitedHealth Group, Inc.	0.5
Tesla, Inc.	0.5
Exxon Mobil Corp.	0.4
Wells Fargo & Co.	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	0.3
9.5

Market Sectors as of March 31, 2022

% of fund's net assets
Financials	18.8
Information Technology	11.6
Consumer Discretionary	6.4
Health Care	6.3
Industrials	5.6
Communication Services	4.8
Real Estate	3.7
Consumer Staples	3.4
Energy	3.0
Materials	2.0
Utilities	1.9

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks and Equity Futures*	45.9%
Bond Class	43.2%
Short-Term Class	10.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.0%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	81.7%
Cayman Islands	2.9%
United Kingdom	2.0%
France	1.4%
Canada	1.1%
Japan	1.1%
Switzerland	1.1%
Netherlands	1.1%
Germany	1.0%
Other	6.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 18.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)(b)	4,368,579	$26,954,130
Fidelity Emerging Markets Equity Central Fund (b)	439,306	94,736,248
Fidelity International Equity Central Fund (b)	2,068,259	197,270,507
Fidelity Real Estate Equity Central Fund (b)	265,484	40,430,540
Fidelity U.S. Equity Central Fund (b)	6,765,210	837,871,230
TOTAL EQUITY CENTRAL FUNDS
(Cost $809,509,977)		1,197,262,655

Fixed-Income Central Funds - 42.0%
High Yield Fixed-Income Funds - 4.9%
Fidelity Emerging Markets Debt Central Fund (b)	770,274	6,385,568
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	61,674	5,447,032
Fidelity Floating Rate Central Fund (b)	959,775	95,737,589
Fidelity High Income Central Fund (b)	182,557	20,201,735

TOTAL HIGH YIELD FIXED-INCOME FUNDS		127,771,924

Investment Grade Fixed-Income Funds - 37.1%
Fidelity Inflation-Protected Bond Index Central Fund (b)	367,448	38,299,074
Fidelity International Credit Central Fund (b)	263,259	24,809,561
Fidelity Investment Grade Bond Central Fund (b)	8,378,949	897,301,637

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		960,410,272

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,098,997,011)		1,088,182,196

Money Market Central Funds - 10.4%
Fidelity Cash Central Fund 0.31% (c)	114,930,624	114,953,610
Fidelity Money Market Central Fund 0.45% (c)	137,327,932	137,300,467
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	18,518,798	18,520,650
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $270,798,660)		270,774,727
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.38% to 0.5% 6/9/22 to 6/30/22 (e)
(Cost $6,774,405)	6,780,000	6,774,399
	Shares	Value

Investment Companies - 1.7%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $50,285,013)	336,495	44,444,260
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,236,365,066)		2,607,438,237
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(16,826,349)
NET ASSETS - 100%		$2,590,611,888

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	131	June 2022	$7,372,025	$562,411	$562,411
TOTAL PURCHASED FUTURES					562,411
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	313	June 2022	70,906,238	(4,144,748)	(4,144,748)
ICE E-mini MSCI EAFE Index Contracts (United States)	640	June 2022	68,620,800	(3,979,577)	(3,979,577)
TOTAL SOLD FUTURES					(8,124,325)
TOTAL FUTURES CONTRACTS					$(7,561,914)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 5.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $157,866,782.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,774,399.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$172,801,639	$137,045,266	$194,893,295	$51,708	$--	$--	$114,953,610	0.2
Fidelity Commodity Strategy Central Fund	44,856,018	2,104,012	27,546,107	--	2,153,396	5,386,811	26,954,130	4.6
Fidelity Emerging Markets Debt Central Fund	6,341,501	988,794	304,870	148,832	(14,938)	(624,919)	6,385,568	0.2
Fidelity Emerging Markets Debt Local Currency Central Fund	5,842,913	320,242	--	320,242	--	(716,123)	5,447,032	6
Fidelity Emerging Markets Equity Central Fund	100,526,535	21,064,467	1,974,786	8,441,926	519,433	(25,399,401)	94,736,248	5.2
Fidelity Floating Rate Central Fund	65,174,462	33,699,457	2,092,978	1,773,043	(8,102)	(1,035,250)	95,737,589	3
Fidelity High Income Central Fund	32,541,136	1,826,629	13,290,679	622,793	621,023	(1,496,374)	20,201,735	1
Fidelity Inflation-Protected Bond Index Central Fund	73,608,764	9,517,917	39,686,619	5,456,004	1,844,820	(6,985,808)	38,299,074	5.9
Fidelity International Credit Central Fund	31,222,097	2,575,899	6,644,026	519,715	(369,557)	(1,974,852)	24,809,561	4.8
Fidelity International Equity Central Fund	199,369,632	24,858,679	3,438,245	13,199,698	(355,157)	(23,164,402)	197,270,507	5.2
Fidelity Investment Grade Bond Central Fund	851,058,289	134,136,706	27,408,995	9,976,564	(664,382)	(59,819,981)	897,301,637	2.6
Fidelity Money Market Central Fund 0.45%	61,369,378	78,731,433	2,775,508	128,087	(400)	(24,436)	137,300,467	8.1
Fidelity Real Estate Equity Central Fund	37,253,173	15,136,669	14,170,227	498,067	(785,346)	2,996,271	40,430,540	2.4
Fidelity Securities Lending Cash Central Fund 0.31%	--	62,693,476	44,172,826	4,452	--	--	18,520,650	--
Fidelity U.S. Equity Central Fund	790,194,767	124,492,445	17,720,292	69,484,457	(1,245,971)	(57,849,719)	837,871,230	3.8
	$2,472,160,304	$649,192,091	$396,119,453	$110,625,588	$1,694,819	$(170,708,183)	$2,556,219,578

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,197,262,655	$1,197,262,655	$--	$--
Fixed-Income Central Funds	1,088,182,196	1,088,182,196	--	--
Money Market Central Funds	270,774,727	270,774,727	--	--
U.S. Treasury Obligations	6,774,399	--	6,774,399	--
Investment Companies	44,444,260	44,444,260	--	--
Total Investments in Securities:	$2,607,438,237	$2,600,663,838	$6,774,399	$--
Derivative Instruments:
Assets
Futures Contracts	$562,411	$562,411	$--	$--
Total Assets	$562,411	$562,411	$--	$--
Liabilities
Futures Contracts	$(8,124,325)	$(8,124,325)	$--	$--
Total Liabilities	$(8,124,325)	$(8,124,325)	$--	$--
Total Derivative Instruments:	$(7,561,914)	$(7,561,914)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$562,411	$(8,124,325)
Total Equity Risk	562,411	(8,124,325)
Total Value of Derivatives	$562,411	$(8,124,325)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,187,416) — See accompanying schedule: Unaffiliated issuers (cost $57,059,418)	$51,218,659
Fidelity Central Funds (cost $2,179,305,648)	2,556,219,578
Total Investment in Securities (cost $2,236,365,066)		$2,607,438,237
Receivable for investments sold		429,015
Receivable for fund shares sold		946,889
Distributions receivable from Fidelity Central Funds		24,899
Receivable for daily variation margin on futures contracts		2,083,577
Prepaid expenses		1,219
Total assets		2,610,923,836
Liabilities
Payable for investments purchased	$17,380
Payable for fund shares redeemed	591,606
Accrued management fee	851,989
Distribution and service plan fees payable	43,831
Other affiliated payables	237,903
Other payables and accrued expenses	48,589
Collateral on securities loaned	18,520,650
Total liabilities		20,311,948
Net Assets		$2,590,611,888
Net Assets consist of:
Paid in capital		$2,201,736,622
Total accumulated earnings (loss)		388,875,266
Net Assets		$2,590,611,888
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($80,792,942 ÷ 6,088,285 shares)(a)		$13.27
Maximum offering price per share (100/94.25 of $13.27)		$14.08
Class M:
Net Asset Value and redemption price per share ($14,631,103 ÷ 1,104,297 shares)(a)		$13.25
Maximum offering price per share (100/96.50 of $13.25)		$13.73
Class C:
Net Asset Value and offering price per share ($25,736,673 ÷ 1,950,682 shares)(a)		$13.19
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,840,359,931 ÷ 138,667,703 shares)		$13.27
Class I:
Net Asset Value, offering price and redemption price per share ($39,937,498 ÷ 3,008,603 shares)		$13.27
Class Z:
Net Asset Value, offering price and redemption price per share ($589,153,741 ÷ 44,391,951 shares)		$13.27

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$463,428
Interest		2,517
Income from Fidelity Central Funds (including $4,452 from security lending)		25,999,104
Total income		26,465,049
Expenses
Management fee	$5,214,606
Transfer agent fees	995,035
Distribution and service plan fees	270,268
Accounting fees	424,281
Custodian fees and expenses	18,641
Independent trustees' fees and expenses	4,410
Registration fees	84,509
Audit	16,579
Legal	2,895
Miscellaneous	5,766
Total expenses before reductions	7,036,990
Expense reductions	(21,613)
Total expenses after reductions		7,015,377
Net investment income (loss)		19,449,672
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,734,223)
Fidelity Central Funds	1,694,819
Futures contracts	16,486,006
Capital gain distributions from Fidelity Central Funds	84,626,484
Total net realized gain (loss)		101,073,086
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,805,589)
Fidelity Central Funds	(170,708,183)
Futures contracts	(14,815,435)
Total change in net unrealized appreciation (depreciation)		(188,329,207)
Net gain (loss)		(87,256,121)
Net increase (decrease) in net assets resulting from operations		$(67,806,449)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,449,672	$32,164,552
Net realized gain (loss)	101,073,086	15,629,051
Change in net unrealized appreciation (depreciation)	(188,329,207)	235,383,463
Net increase (decrease) in net assets resulting from operations	(67,806,449)	283,177,066
Distributions to shareholders	(49,618,664)	(50,101,011)
Share transactions - net increase (decrease)	163,810,832	273,381,795
Total increase (decrease) in net assets	46,385,719	506,457,850
Net Assets
Beginning of period	2,544,226,169	2,037,768,319
End of period	$2,590,611,888	$2,544,226,169

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.85	$12.49	$11.82	$11.87	$11.67	$10.95
Income from Investment Operations
Net investment income (loss)A,B	.08	.15	.17	.21	.17	.14
Net realized and unrealized gain (loss)	(.42)	1.47	.88	.21	.36	.73
Total from investment operations	(.34)	1.62	1.05	.42	.53	.87
Distributions from net investment income	(.13)	(.12)	(.17)	(.21)	(.15)	(.13)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)	(.02)
Total distributions	(.24)	(.26)C	(.38)	(.47)C	(.33)	(.15)
Net asset value, end of period	$13.27	$13.85	$12.49	$11.82	$11.87	$11.67
Total ReturnD,E,F	(2.53)%	13.06%	9.06%	3.90%	4.62%	8.01%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.82%I	.82%	.83%	.83%	.84%	.84%
Expenses net of fee waivers, if any	.82%I	.82%	.83%	.83%	.84%	.84%
Expenses net of all reductions	.82%I	.82%	.83%	.83%	.84%	.84%
Net investment income (loss)	1.19%I	1.08%	1.43%	1.79%	1.41%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$80,793	$74,272	$48,985	$42,490	$38,073	$36,200
Portfolio turnover rateJ	14%I	22%	24%	36%	17%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.83	$12.47	$11.80	$11.85	$11.65	$10.93
Income from Investment Operations
Net investment income (loss)A,B	.07	.11	.14	.18	.13	.11
Net realized and unrealized gain (loss)	(.43)	1.47	.88	.21	.37	.73
Total from investment operations	(.36)	1.58	1.02	.39	.50	.84
Distributions from net investment income	(.11)	(.09)	(.14)	(.17)	(.12)	(.10)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)	(.02)
Total distributions	(.22)	(.22)	(.35)	(.44)	(.30)	(.12)
Net asset value, end of period	$13.25	$13.83	$12.47	$11.80	$11.85	$11.65
Total ReturnC,D,E	(2.66)%	12.80%	8.80%	3.61%	4.35%	7.75%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.06%H	1.06%	1.08%	1.09%	1.10%	1.12%
Expenses net of fee waivers, if any	1.06%H	1.06%	1.08%	1.09%	1.10%	1.11%
Expenses net of all reductions	1.06%H	1.06%	1.08%	1.09%	1.10%	1.11%
Net investment income (loss)	.95%H	.84%	1.17%	1.53%	1.14%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$14,631	$14,809	$11,898	$10,913	$12,318	$11,665
Portfolio turnover rateI	14%H	22%	24%	36%	17%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.77	$12.42	$11.75	$11.80	$11.61	$10.90
Income from Investment Operations
Net investment income (loss)A,B	.03	.04	.08	.12	.08	.05
Net realized and unrealized gain (loss)	(.42)	1.47	.88	.21	.35	.73
Total from investment operations	(.39)	1.51	.96	.33	.43	.78
Distributions from net investment income	(.07)	(.03)	(.08)	(.12)	(.06)	(.05)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)	(.02)
Total distributions	(.19)C	(.16)	(.29)	(.38)C	(.24)	(.07)
Net asset value, end of period	$13.19	$13.77	$12.42	$11.75	$11.80	$11.61
Total ReturnD,E,F	(2.93)%	12.24%	8.25%	3.11%	3.77%	7.16%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.59%I	1.59%	1.59%	1.60%	1.60%	1.61%
Expenses net of fee waivers, if any	1.59%I	1.59%	1.59%	1.60%	1.60%	1.61%
Expenses net of all reductions	1.59%I	1.59%	1.59%	1.60%	1.60%	1.61%
Net investment income (loss)	.43%I	.31%	.66%	1.03%	.64%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$25,737	$26,841	$23,974	$24,834	$25,656	$23,354
Portfolio turnover rateJ	14%I	22%	24%	36%	17%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.85	$12.49	$11.82	$11.87	$11.67	$10.95
Income from Investment Operations
Net investment income (loss)A,B	.10	.19	.21	.24	.20	.17
Net realized and unrealized gain (loss)	(.42)	1.46	.88	.22	.37	.73
Total from investment operations	(.32)	1.65	1.09	.46	.57	.90
Distributions from net investment income	(.15)	(.16)	(.21)	(.24)	(.19)	(.16)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)	(.02)
Total distributions	(.26)	(.29)	(.42)	(.51)	(.37)	(.18)
Net asset value, end of period	$13.27	$13.85	$12.49	$11.82	$11.87	$11.67
Total ReturnC,D	(2.38)%	13.38%	9.41%	4.23%	4.95%	8.35%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.52%G	.52%	.52%	.52%	.53%	.54%
Expenses net of fee waivers, if any	.52%G	.51%	.52%	.52%	.53%	.54%
Expenses net of all reductions	.52%G	.51%	.52%	.52%	.53%	.53%
Net investment income (loss)	1.50%G	1.39%	1.73%	2.10%	1.71%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,840,360	$1,829,755	$1,911,787	$1,704,998	$1,577,393	$1,344,514
Portfolio turnover rateH	14%G	22%	24%	36%	17%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$12.49	$11.82	$11.87	$11.67	$10.95
Income from Investment Operations
Net investment income (loss)A,B	.10	.18	.20	.24	.20	.17
Net realized and unrealized gain (loss)	(.43)	1.48	.88	.21	.36	.73
Total from investment operations	(.33)	1.66	1.08	.45	.56	.90
Distributions from net investment income	(.15)	(.16)	(.20)	(.24)	(.18)	(.16)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)	(.02)
Total distributions	(.26)	(.29)	(.41)	(.50)C	(.36)	(.18)
Net asset value, end of period	$13.27	$13.86	$12.49	$11.82	$11.87	$11.67
Total ReturnD,E	(2.47)%	13.42%	9.35%	4.18%	4.91%	8.32%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.57%H	.57%	.56%	.56%	.56%	.56%
Expenses net of fee waivers, if any	.56%H	.56%	.56%	.56%	.56%	.56%
Expenses net of all reductions	.56%H	.56%	.56%	.56%	.56%	.56%
Net investment income (loss)	1.45%H	1.34%	1.69%	2.06%	1.68%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$39,937	$42,310	$28,708	$25,014	$29,180	$20,025
Portfolio turnover rateI	14%H	22%	24%	36%	17%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.86	$12.49	$11.82	$11.86
Income from Investment Operations
Net investment income (loss)B,C	.10	.19	.21	.24
Net realized and unrealized gain (loss)	(.42)	1.48	.88	.23
Total from investment operations	(.32)	1.67	1.09	.47
Distributions from net investment income	(.15)	(.17)	(.22)	(.24)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)
Total distributions	(.27)D	(.30)	(.42)D	(.51)
Net asset value, end of period	$13.27	$13.86	$12.49	$11.82
Total ReturnE,F	(2.42)%	13.49%	9.45%	4.34%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.49%I	.49%	.50%	.50%I
Expenses net of fee waivers, if any	.49%I	.49%	.49%	.50%I
Expenses net of all reductions	.49%I	.49%	.49%	.50%I
Net investment income (loss)	1.53%I	1.41%	1.76%	2.12%I
Supplemental Data
Net assets, end of period (000 omitted)	$589,154	$556,238	$12,416	$6,431
Portfolio turnover rateJ	14%I	22%	24%	36%

 A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Apple, Inc.	2.7
Microsoft Corp.	2.6
Alphabet, Inc. Class A	1.8
Amazon.com, Inc.	1.4
Meta Platforms, Inc. Class A	0.6
UnitedHealth Group, Inc.	0.6
Tesla, Inc.	0.6
Exxon Mobil Corp.	0.5
Wells Fargo & Co.	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	0.4
11.6

Market Sectors as of March 31, 2022

% of fund's net assets
Information Technology	13.9
Financials	13.4
Consumer Discretionary	7.7
Health Care	7.0
Industrials	7.0
Communication Services	5.5
Real Estate	3.9
Consumer Staples	3.8
Energy	3.2
Materials	2.6
Utilities	2.1

Top Five Bond Issuers as of March 31, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	12.0
Freddie Mac	2.1
Fannie Mae	1.8
Ginnie Mae	1.2
Uniform Mortgage Backed Securities	1.2
18.3

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	18.9%
AAA,AA,A	4.8%
BBB	7.3%
BB and Below	5.4%
Not Rated	1.3%
Equities*	58.2%
Short-Term Investments and Net Other Assets	4.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks and Equity Futures*	56.3%
Bond Class	38.4%
Short-Term Class	5.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	78.9%
Cayman Islands	2.7%
United Kingdom	2.1%
France	1.6%
Canada	1.5%
Japan	1.3%
Switzerland	1.3%
Netherlands	1.1%
Germany	1.1%
Other	8.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 21.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)(b)	18,935,800	$116,833,885
Fidelity Emerging Markets Equity Central Fund (b)	2,297,301	495,412,949
Fidelity International Equity Central Fund (b)	11,127,353	1,061,326,968
Fidelity Real Estate Equity Central Fund (b)	1,141,985	173,912,866
Fidelity U.S. Equity Central Fund (b)	36,077,736	4,468,227,587
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,409,421,021)		6,315,714,255

Fixed-Income Central Funds - 36.8%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (b)	3,169,930	26,278,721
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	296,753	26,209,267
Fidelity Floating Rate Central Fund (b)	4,138,864	412,851,677
Fidelity High Income Central Fund (b)	787,092	87,099,548

TOTAL HIGH YIELD FIXED-INCOME FUNDS		552,439,213

Investment Grade Fixed-Income Funds - 31.8%
Fidelity Inflation-Protected Bond Index Central Fund (b)	2,098,256	218,701,203
Fidelity International Credit Central Fund (b)	1,412,705	133,133,325
Fidelity Investment Grade Bond Central Fund (b)	29,826,031	3,194,069,616

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,545,904,144

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,968,440,169)		4,098,343,357

Money Market Central Funds - 4.8%
Fidelity Cash Central Fund 0.31% (c)	465,730,688	465,823,834
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	72,568,943	72,576,200
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $538,400,034)		538,400,034
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.5% 4/14/22 to 6/30/22 (e)
(Cost $30,080,209)	30,100,000	30,079,857
	Shares	Value

Investment Companies - 2.0%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $251,988,662)	1,651,973	218,192,595
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $8,198,330,095)		11,200,730,098
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(64,772,007)
NET ASSETS - 100%		$11,135,958,091

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	649	June 2022	$36,522,475	$2,787,030	$2,787,030
TOTAL PURCHASED FUTURES					2,787,030
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	1,695	June 2022	383,981,063	(23,742,419)	(23,742,419)
ICE E-mini MSCI EAFE Index Contracts (United States)	2,571	June 2022	275,662,620	(15,986,706)	(15,986,706)
TOTAL SOLD FUTURES					(39,729,125)
TOTAL FUTURES CONTRACTS					$(36,942,095)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 5.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $729,741,277.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $30,079,857.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$497,004,218	$551,119,643	$582,300,027	$199,592	$--	$--	$465,823,834	0.9
Fidelity Commodity Strategy Central Fund	203,430,858	12,906,436	136,670,913	--	14,956,081	22,211,423	116,833,885	20.1
Fidelity Emerging Markets Debt Central Fund	29,269,078	1,804,661	2,093,965	644,705	(91,259)	(2,609,794)	26,278,721	1
Fidelity Emerging Markets Debt Local Currency Central Fund	28,114,112	1,540,895	--	1,540,896	--	(3,445,740)	26,209,267	29.1
Fidelity Emerging Markets Equity Central Fund	538,230,654	103,131,516	14,846,462	44,711,601	6,457,693	(137,560,452)	495,412,949	27.5
Fidelity Floating Rate Central Fund	296,621,522	135,180,801	14,419,368	7,806,805	86,195	(4,617,473)	412,851,677	12.9
Fidelity High Income Central Fund	147,447,680	4,419,760	60,953,646	2,756,025	4,538,156	(8,352,402)	87,099,548	4.2
Fidelity Inflation-Protected Bond Index Central Fund	376,774,319	34,400,427	166,304,526	27,688,794	9,891,739	(36,060,756)	218,701,203	33.5
Fidelity International Credit Central Fund	169,783,968	6,200,047	30,515,117	2,780,997	(1,638,572)	(10,697,001)	133,133,325	25.9
Fidelity International Equity Central Fund	1,128,936,237	94,156,203	34,142,813	73,260,716	(2,662,746)	(124,959,913)	1,061,326,968	27.9
Fidelity Investment Grade Bond Central Fund	3,201,552,831	352,149,091	144,069,912	36,151,293	(2,821,622)	(212,740,772)	3,194,069,616	9.4
Fidelity Real Estate Equity Central Fund	169,174,490	58,342,195	63,813,390	2,215,069	(2,871,995)	13,081,566	173,912,866	10.3
Fidelity Securities Lending Cash Central Fund 0.31%	193,692,650	995,888,250	1,117,004,700	123,522	--	--	72,576,200	0.2
Fidelity U.S. Equity Central Fund	4,440,221,868	494,913,816	150,775,620	382,086,900	(9,689,657)	(306,442,820)	4,468,227,587	20.5
	$11,420,254,485	$2,846,153,741	$2,517,910,459	$581,966,915	$16,154,013	$(812,194,134)	$10,952,457,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$6,315,714,255	$6,315,714,255	$--	$--
Fixed-Income Central Funds	4,098,343,357	4,098,343,357	--	--
Money Market Central Funds	538,400,034	538,400,034	--	--
U.S. Treasury Obligations	30,079,857	--	30,079,857	--
Investment Companies	218,192,595	218,192,595	--	--
Total Investments in Securities:	$11,200,730,098	$11,170,650,241	$30,079,857	$--
Derivative Instruments:
Assets
Futures Contracts	$2,787,030	$2,787,030	$--	$--
Total Assets	$2,787,030	$2,787,030	$--	$--
Liabilities
Futures Contracts	$(39,729,125)	$(39,729,125)	$--	$--
Total Liabilities	$(39,729,125)	$(39,729,125)	$--	$--
Total Derivative Instruments:	$(36,942,095)	$(36,942,095)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,787,030	$(39,729,125)
Total Equity Risk	2,787,030	(39,729,125)
Total Value of Derivatives	$2,787,030	$(39,729,125)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $71,270,368) — See accompanying schedule: Unaffiliated issuers (cost $282,068,871)	$248,272,452
Fidelity Central Funds (cost $7,916,261,224)	10,952,457,646
Total Investment in Securities (cost $8,198,330,095)		$11,200,730,098
Receivable for investments sold		6,220,206
Receivable for fund shares sold		1,218,376
Distributions receivable from Fidelity Central Funds		110,547
Receivable for daily variation margin on futures contracts		9,696,343
Prepaid expenses		5,698
Other receivables		202,999
Total assets		11,218,184,267
Liabilities
Payable for investments purchased	$3,191
Payable for fund shares redeemed	3,876,548
Accrued management fee	4,366,391
Distribution and service plan fees payable	87,325
Other affiliated payables	1,088,044
Other payables and accrued expenses	228,477
Collateral on securities loaned	72,576,200
Total liabilities		82,226,176
Net Assets		$11,135,958,091
Net Assets consist of:
Paid in capital		$8,502,738,324
Total accumulated earnings (loss)		2,633,219,767
Net Assets		$11,135,958,091
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($135,154,781 ÷ 6,448,729 shares)(a)		$20.96
Maximum offering price per share (100/94.25 of $20.96)		$22.24
Class M:
Net Asset Value and redemption price per share ($58,176,725 ÷ 2,779,331 shares)(a)		$20.93
Maximum offering price per share (100/96.50 of $20.93)		$21.69
Class C:
Net Asset Value and offering price per share ($42,894,875 ÷ 2,067,919 shares)(a)		$20.74
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($8,780,831,862 ÷ 416,905,345 shares)		$21.06
Class I:
Net Asset Value, offering price and redemption price per share ($79,267,411 ÷ 3,771,312 shares)		$21.02
Class Z:
Net Asset Value, offering price and redemption price per share ($2,039,632,437 ÷ 97,099,927 shares)		$21.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$2,164,710
Interest		7,907
Income from Fidelity Central Funds (including $123,522 from security lending)		117,885,259
Total income		120,057,876
Expenses
Management fee	$27,478,917
Transfer agent fees	5,675,568
Distribution and service plan fees	568,964
Accounting fees	818,376
Custodian fees and expenses	20,743
Independent trustees' fees and expenses	19,870
Registration fees	80,577
Audit	16,579
Legal	13,162
Miscellaneous	25,930
Total expenses before reductions	34,718,686
Expense reductions	(179,808)
Total expenses after reductions		34,538,878
Net investment income (loss)		85,518,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,234,080)
Fidelity Central Funds	16,154,013
Futures contracts	71,679,935
Capital gain distributions from Fidelity Central Funds	464,081,656
Total net realized gain (loss)		545,681,524
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(15,624,780)
Fidelity Central Funds	(812,194,134)
Futures contracts	(69,788,324)
Total change in net unrealized appreciation (depreciation)		(897,607,238)
Net gain (loss)		(351,925,714)
Net increase (decrease) in net assets resulting from operations		$(266,406,716)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,518,998	$135,978,511
Net realized gain (loss)	545,681,524	148,769,411
Change in net unrealized appreciation (depreciation)	(897,607,238)	1,307,268,084
Net increase (decrease) in net assets resulting from operations	(266,406,716)	1,592,016,006
Distributions to shareholders	(293,728,185)	(238,862,306)
Share transactions - net increase (decrease)	142,224,333	534,736,459
Total increase (decrease) in net assets	(417,910,568)	1,887,890,159
Net Assets
Beginning of period	11,553,868,659	9,665,978,500
End of period	$11,135,958,091	$11,553,868,659

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.98	$19.33	$18.22	$18.58	$18.29	$16.91
Income from Investment Operations
Net investment income (loss)A,B	.13	.20	.24	.28	.23	.19
Net realized and unrealized gain (loss)	(.63)	2.86	1.57	.20	.80	1.46
Total from investment operations	(.50)	3.06	1.81	.48	1.03	1.65
Distributions from net investment income	(.21)	(.17)	(.25)	(.29)	(.21)	(.18)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)	(.09)
Total distributions	(.52)	(.41)	(.70)	(.84)	(.74)	(.27)
Net asset value, end of period	$20.96	$21.98	$19.33	$18.22	$18.58	$18.29
Total ReturnC,D,E	(2.38)%	15.99%	10.15%	3.07%	5.74%	9.90%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.90%H	.91%	.93%	.94%	.94%	.96%
Expenses net of fee waivers, if any	.90%H	.91%	.92%	.94%	.94%	.96%
Expenses net of all reductions	.90%H	.91%	.92%	.94%	.94%	.95%
Net investment income (loss)	1.17%H	.94%	1.32%	1.57%	1.24%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$135,155	$134,052	$106,339	$95,542	$86,252	$75,623
Portfolio turnover rateI	16%H	17%	24%	37%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.95	$19.31	$18.20	$18.56	$18.27	$16.90
Income from Investment Operations
Net investment income (loss)A,B	.10	.15	.20	.23	.18	.14
Net realized and unrealized gain (loss)	(.62)	2.85	1.57	.21	.80	1.46
Total from investment operations	(.52)	3.00	1.77	.44	.98	1.60
Distributions from net investment income	(.19)	(.12)	(.20)	(.25)	(.16)	(.14)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)	(.09)
Total distributions	(.50)	(.36)	(.66)C	(.80)	(.69)	(.23)
Net asset value, end of period	$20.93	$21.95	$19.31	$18.20	$18.56	$18.27
Total ReturnD,E,F	(2.50)%	15.69%	9.89%	2.81%	5.48%	9.57%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.14%I	1.15%	1.17%	1.18%	1.19%	1.21%
Expenses net of fee waivers, if any	1.14%I	1.15%	1.16%	1.18%	1.19%	1.21%
Expenses net of all reductions	1.14%I	1.15%	1.16%	1.18%	1.19%	1.21%
Net investment income (loss)	.93%I	.70%	1.08%	1.33%	.99%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$58,177	$57,507	$45,076	$42,658	$41,222	$36,209
Portfolio turnover rateJ	16%I	17%	24%	37%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.76	$19.16	$18.05	$18.42	$18.15	$16.79
Income from Investment Operations
Net investment income (loss)A,B	.04	.04	.10	.14	.09	.05
Net realized and unrealized gain (loss)	(.62)	2.84	1.57	.20	.79	1.46
Total from investment operations	(.58)	2.88	1.67	.34	.88	1.51
Distributions from net investment income	(.13)	(.04)	(.11)	(.16)	(.08)	(.06)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)	(.09)
Total distributions	(.44)	(.28)	(.56)	(.71)	(.61)	(.15)
Net asset value, end of period	$20.74	$21.76	$19.16	$18.05	$18.42	$18.15
Total ReturnC,D,E	(2.79)%	15.12%	9.38%	2.25%	4.93%	9.07%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.66%H	1.67%	1.68%	1.69%	1.70%	1.72%
Expenses net of fee waivers, if any	1.66%H	1.67%	1.68%	1.69%	1.70%	1.72%
Expenses net of all reductions	1.66%H	1.67%	1.68%	1.69%	1.70%	1.71%
Net investment income (loss)	.42%H	.18%	.56%	.82%	.49%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$42,895	$51,226	$44,990	$46,487	$51,337	$41,900
Portfolio turnover rateI	16%H	17%	24%	37%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.09	$19.42	$18.30	$18.66	$18.37	$16.98
Income from Investment Operations
Net investment income (loss)A,B	.16	.27	.30	.33	.29	.24
Net realized and unrealized gain (loss)	(.63)	2.87	1.58	.21	.80	1.47
Total from investment operations	(.47)	3.14	1.88	.54	1.09	1.71
Distributions from net investment income	(.25)	(.23)	(.30)	(.35)	(.26)	(.24)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)	(.09)
Total distributions	(.56)	(.47)	(.76)C	(.90)	(.80)C	(.32)C
Net asset value, end of period	$21.06	$22.09	$19.42	$18.30	$18.66	$18.37
Total ReturnD,E	(2.27)%	16.36%	10.51%	3.37%	6.05%	10.26%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.60%H	.61%	.62%	.63%	.63%	.65%
Expenses net of fee waivers, if any	.60%H	.60%	.62%	.63%	.63%	.64%
Expenses net of all reductions	.60%H	.60%	.62%	.63%	.63%	.64%
Net investment income (loss)	1.47%H	1.25%	1.63%	1.88%	1.55%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$8,780,832	$9,274,634	$9,387,915	$9,026,444	$9,140,811	$8,324,452
Portfolio turnover rateI	16%H	17%	24%	37%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$22.04	$19.38	$18.26	$18.62	$18.33	$16.95
Income from Investment Operations
Net investment income (loss)A,B	.16	.26	.29	.33	.28	.24
Net realized and unrealized gain (loss)	(.63)	2.87	1.58	.20	.80	1.46
Total from investment operations	(.47)	3.13	1.87	.53	1.08	1.70
Distributions from net investment income	(.24)	(.23)	(.30)	(.34)	(.26)	(.23)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)	(.09)
Total distributions	(.55)	(.47)	(.75)	(.89)	(.79)	(.32)
Net asset value, end of period	$21.02	$22.04	$19.38	$18.26	$18.62	$18.33
Total ReturnC,D	(2.24)%	16.30%	10.49%	3.33%	6.02%	10.17%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.63%G	.64%	.65%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.63%G	.64%	.65%	.66%	.67%	.68%
Expenses net of all reductions	.63%G	.64%	.65%	.66%	.67%	.68%
Net investment income (loss)	1.44%G	1.21%	1.59%	1.85%	1.52%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$79,267	$81,320	$55,021	$62,141	$75,904	$42,497
Portfolio turnover rateH	16%G	17%	24%	37%	15%	20%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$22.03	$19.37	$18.26	$18.59
Income from Investment Operations
Net investment income (loss)B,C	.17	.28	.31	.35
Net realized and unrealized gain (loss)	(.62)	2.87	1.57	.23
Total from investment operations	(.45)	3.15	1.88	.58
Distributions from net investment income	(.26)	(.25)	(.32)	(.36)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)
Total distributions	(.57)	(.49)	(.77)	(.91)
Net asset value, end of period	$21.01	$22.03	$19.37	$18.26
Total ReturnD,E	(2.18)%	16.43%	10.56%	3.61%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.53%H	.54%	.55%	.55%H
Expenses net of fee waivers, if any	.53%H	.54%	.54%	.55%H
Expenses net of all reductions	.53%H	.54%	.54%	.55%H
Net investment income (loss)	1.54%H	1.32%	1.70%	1.96%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,039,632	$1,955,130	$26,638	$20,968
Portfolio turnover rateI	16%H	17%	24%	37%

 A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Apple, Inc.	3.1
Microsoft Corp.	3.0
Alphabet, Inc. Class A	2.1
Amazon.com, Inc.	1.6
Meta Platforms, Inc. Class A	0.7
UnitedHealth Group, Inc.	0.6
Tesla, Inc.	0.6
Exxon Mobil Corp.	0.6
Wells Fargo & Co.	0.5
Taiwan Semiconductor Manufacturing Co. Ltd.	0.5
13.3

Market Sectors as of March 31, 2022

% of fund's net assets
Information Technology	16.0
Financials	15.6
Consumer Discretionary	8.3
Health Care	8.3
Industrials	7.9
Communication Services	5.8
Consumer Staples	4.3
Real Estate	4.3
Energy	3.4
Materials	3.0
Utilities	2.1

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	15.5%
AAA,AA,A	4.0%
BBB	5.9%
BB and Below	5.1%
Not Rated	1.2%
Equities*	66.9%
Short-Term Investments and Net Other Assets	1.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks and Equity Futures*	65.1%
Bond Class	32.8%
Short-Term Class	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	76.8%
United Kingdom	2.4%
Cayman Islands	2.4%
France	1.8%
Canada	1.8%
Japan	1.6%
Switzerland	1.3%
Netherlands	1.3%
Germany	1.3%
Other	9.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 23.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 65.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)(b)	10,915,520	$67,348,760
Fidelity Emerging Markets Equity Central Fund (b)	1,061,266	228,861,972
Fidelity International Equity Central Fund (b)	5,050,726	481,738,210
Fidelity Real Estate Equity Central Fund (b)	447,686	68,178,101
Fidelity U.S. Equity Central Fund (b)	16,220,936	2,008,962,873
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,930,166,572)		2,855,089,916

Fixed-Income Central Funds - 31.1%
High Yield Fixed-Income Funds - 5.0%
Fidelity Emerging Markets Debt Central Fund (b)	1,400,303	11,608,514
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	112,452	9,931,754
Fidelity Floating Rate Central Fund (b)	1,622,163	161,810,759
Fidelity High Income Central Fund (b)	308,375	34,124,736

TOTAL HIGH YIELD FIXED-INCOME FUNDS		217,475,763

Investment Grade Fixed-Income Funds - 26.1%
Fidelity Inflation-Protected Bond Index Central Fund (b)	820,388	85,509,060
Fidelity International Credit Central Fund (b)	566,820	53,417,152
Fidelity Investment Grade Bond Central Fund (b)	9,350,138	1,001,306,329

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,140,232,541

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,360,158,365)		1,357,708,304

Money Market Central Funds - 2.8%
Fidelity Cash Central Fund 0.31% (c)	56,527,781	56,539,087
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	65,831,167	65,837,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $122,376,837)		122,376,837
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.5% 4/14/22 to 6/30/22 (e)
(Cost $7,367,960)	7,370,000	7,367,947
	Shares	Value

Investment Companies - 2.0%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $97,281,954)	644,657	85,146,296
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $3,517,351,688)		4,427,689,300
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(64,001,867)
NET ASSETS - 100%		$4,363,687,433

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	297	June 2022	$16,713,675	$1,275,210	$1,275,210
TOTAL PURCHASED FUTURES					1,275,210
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	389	June 2022	88,123,088	(4,645,289)	(4,645,289)
ICE E-mini MSCI EAFE Index Contracts (United States)	851	June 2022	91,244,220	(5,291,593)	(5,291,593)
TOTAL SOLD FUTURES					(9,936,882)
TOTAL FUTURES CONTRACTS					$(8,661,672)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $226,187,125.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,367,947.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$13,410,720	$187,923,693	$144,795,326	$18,392	$--	$--	$56,539,087	0.1
Fidelity Commodity Strategy Central Fund	83,949,527	7,032,797	40,507,001	--	5,050,680	11,822,757	67,348,760	11.6
Fidelity Emerging Markets Debt Central Fund	11,414,065	2,049,542	694,817	268,762	(42,280)	(1,117,996)	11,608,514	0.4
Fidelity Emerging Markets Debt Local Currency Central Fund	10,653,577	583,908	--	583,908	--	(1,305,731)	9,931,754	11
Fidelity Emerging Markets Equity Central Fund	234,454,964	72,150,371	20,179,534	18,665,717	5,605,724	(63,169,553)	228,861,972	12.7
Fidelity Floating Rate Central Fund	108,883,104	59,550,571	4,882,912	2,982,458	(69,833)	(1,670,171)	161,810,759	5
Fidelity High Income Central Fund	53,808,126	3,688,027	21,899,055	1,042,923	1,678,644	(3,151,006)	34,124,736	1.6
Fidelity Inflation-Protected Bond Index Central Fund	133,048,713	19,558,050	57,688,823	9,968,985	(876,922)	(8,531,958)	85,509,060	13.1
Fidelity International Credit Central Fund	64,982,674	6,150,874	12,779,498	1,093,267	(734,487)	(4,202,411)	53,417,152	10.4
Fidelity International Equity Central Fund	439,305,209	112,058,559	13,405,999	29,173,278	(1,579,547)	(54,640,012)	481,738,210	12.6
Fidelity Investment Grade Bond Central Fund	930,743,696	186,105,439	49,283,651	10,955,772	(544,374)	(65,714,781)	1,001,306,329	2.9
Fidelity Real Estate Equity Central Fund	62,092,953	26,679,204	24,250,395	832,242	(1,361,211)	5,017,550	68,178,101	4.1
Fidelity Securities Lending Cash Central Fund 0.31%	115,178,950	461,652,110	510,993,310	81,313	--	--	65,837,750	0.1
Fidelity U.S. Equity Central Fund	1,957,199,900	313,892,210	124,633,796	166,184,593	(2,260,441)	(135,235,000)	2,008,962,873	9.2
	$4,219,126,178	$1,459,075,355	$1,025,994,117	$241,851,610	$4,865,953	$(321,898,312)	$4,335,175,057

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,855,089,916	$2,855,089,916	$--	$--
Fixed-Income Central Funds	1,357,708,304	1,357,708,304	--	--
Money Market Central Funds	122,376,837	122,376,837	--	--
U.S. Treasury Obligations	7,367,947	--	7,367,947	--
Investment Companies	85,146,296	85,146,296	--	--
Total Investments in Securities:	$4,427,689,300	$4,420,321,353	$7,367,947	$--
Derivative Instruments:
Assets
Futures Contracts	$1,275,210	$1,275,210	$--	$--
Total Assets	$1,275,210	$1,275,210	$--	$--
Liabilities
Futures Contracts	$(9,936,882)	$(9,936,882)	$--	$--
Total Liabilities	$(9,936,882)	$(9,936,882)	$--	$--
Total Derivative Instruments:	$(8,661,672)	$(8,661,672)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,275,210	$(9,936,882)
Total Equity Risk	1,275,210	(9,936,882)
Total Value of Derivatives	$1,275,210	$(9,936,882)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $64,653,160) — See accompanying schedule: Unaffiliated issuers (cost $104,649,914)	$92,514,243
Fidelity Central Funds (cost $3,412,701,774)	4,335,175,057
Total Investment in Securities (cost $3,517,351,688)		$4,427,689,300
Receivable for investments sold		997,755
Receivable for fund shares sold		2,971,163
Dividends receivable		20,948
Distributions receivable from Fidelity Central Funds		26,176
Receivable for daily variation margin on futures contracts		2,580,430
Prepaid expenses		2,068
Other receivables		2,575
Total assets		4,434,290,415
Liabilities
Payable for investments purchased	$28,932
Payable for fund shares redeemed	2,250,345
Distributions payable	8
Accrued management fee	1,879,271
Distribution and service plan fees payable	95,145
Other affiliated payables	450,310
Other payables and accrued expenses	61,221
Collateral on securities loaned	65,837,750
Total liabilities		70,602,982
Net Assets		$4,363,687,433
Net Assets consist of:
Paid in capital		$3,438,215,872
Total accumulated earnings (loss)		925,471,561
Net Assets		$4,363,687,433
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($167,999,377 ÷ 11,059,959 shares)(a)		$15.19
Maximum offering price per share (100/94.25 of $15.19)		$16.12
Class M:
Net Asset Value and redemption price per share ($53,271,390 ÷ 3,525,714 shares)(a)		$15.11
Maximum offering price per share (100/96.50 of $15.11)		$15.66
Class C:
Net Asset Value and offering price per share ($46,556,141 ÷ 3,118,761 shares)(a)		$14.93
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($2,407,942,408 ÷ 157,684,542 shares)		$15.27
Class I:
Net Asset Value, offering price and redemption price per share ($113,237,987 ÷ 7,412,169 shares)		$15.28
Class Z:
Net Asset Value, offering price and redemption price per share ($1,574,680,130 ÷ 103,191,382 shares)		$15.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$857,835
Interest		11,600
Income from Fidelity Central Funds (including $81,313 from security lending)		43,501,186
Total income		44,370,621
Expenses
Management fee	$11,566,789
Transfer agent fees	1,949,152
Distribution and service plan fees	622,060
Accounting fees	671,231
Custodian fees and expenses	17,461
Independent trustees' fees and expenses	7,407
Registration fees	81,175
Audit	16,579
Legal	8,994
Miscellaneous	9,689
Total expenses before reductions	14,950,537
Expense reductions	(67,035)
Total expenses after reductions		14,883,502
Net investment income (loss)		29,487,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,856,533)
Fidelity Central Funds	4,865,953
Foreign currency transactions	172
Futures contracts	15,664,779
Capital gain distributions from Fidelity Central Funds	198,350,424
Total net realized gain (loss)		216,024,795
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,711,485)
Fidelity Central Funds	(321,898,312)
Assets and liabilities in foreign currencies	(1,396)
Futures contracts	(19,059,133)
Total change in net unrealized appreciation (depreciation)		(346,670,326)
Net gain (loss)		(130,645,531)
Net increase (decrease) in net assets resulting from operations		$(101,158,412)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,487,119	$43,948,895
Net realized gain (loss)	216,024,795	22,518,281
Change in net unrealized appreciation (depreciation)	(346,670,326)	582,212,450
Net increase (decrease) in net assets resulting from operations	(101,158,412)	648,679,626
Distributions to shareholders	(114,158,802)	(68,041,389)
Share transactions - net increase (decrease)	346,476,197	387,357,243
Total increase (decrease) in net assets	131,158,983	967,995,480
Net Assets
Beginning of period	4,232,528,450	3,264,532,970
End of period	$4,363,687,433	$4,232,528,450

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.88	$13.57	$12.68	$12.92	$12.42	$11.24
Income from Investment Operations
Net investment income (loss)A,B	.08	.13	.15	.17	.14	.11
Net realized and unrealized gain (loss)	(.40)	2.42	1.24	.06	.69	1.21
Total from investment operations	(.32)	2.55	1.39	.23	.83	1.32
Distributions from net investment income	(.18)	(.12)	(.17)	(.15)	(.11)	(.12)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)	(.02)
Total distributions	(.37)	(.24)	(.50)	(.47)	(.33)	(.14)
Net asset value, end of period	$15.19	$15.88	$13.57	$12.68	$12.92	$12.42
Total ReturnC,D,E	(2.17)%	18.90%	11.13%	2.24%	6.80%	11.86%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.98%H	.99%	1.00%	1.02%	1.02%	1.03%
Expenses net of fee waivers, if any	.98%H	.99%	1.00%	1.01%	1.01%	1.03%
Expenses net of all reductions	.98%H	.99%	1.00%	1.01%	1.01%	1.02%
Net investment income (loss)	1.03%H	.84%	1.19%	1.40%	1.12%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$167,999	$167,442	$129,967	$128,269	$130,729	$59,049
Portfolio turnover rateI	18%H	19%	29%	39%	18%J	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$13.48	$12.60	$12.84	$12.34	$11.17
Income from Investment Operations
Net investment income (loss)A,B	.06	.09	.12	.14	.11	.09
Net realized and unrealized gain (loss)	(.41)	2.41	1.22	.06	.70	1.19
Total from investment operations	(.35)	2.50	1.34	.20	.81	1.28
Distributions from net investment income	(.13)	(.08)	(.13)	(.12)	(.08)	(.09)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)	(.02)
Total distributions	(.32)	(.20)	(.46)	(.44)	(.31)C	(.11)
Net asset value, end of period	$15.11	$15.78	$13.48	$12.60	$12.84	$12.34
Total ReturnD,E,F	(2.32)%	18.67%	10.83%	2.01%	6.60%	11.58%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.23%I	1.24%	1.26%	1.28%	1.28%	1.28%
Expenses net of fee waivers, if any	1.22%I	1.24%	1.25%	1.25%	1.26%	1.28%
Expenses net of all reductions	1.22%I	1.24%	1.25%	1.25%	1.26%	1.27%
Net investment income (loss)	.79%I	.59%	.94%	1.15%	.87%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$53,271	$54,174	$49,060	$49,997	$55,343	$20,860
Portfolio turnover rateJ	18%I	19%	29%	39%	18%K	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.55	$13.29	$12.42	$12.67	$12.18	$11.04
Income from Investment Operations
Net investment income (loss)A,B	.02	.01	.05	.08	.05	.03
Net realized and unrealized gain (loss)	(.41)	2.38	1.21	.06	.69	1.17
Total from investment operations	(.39)	2.39	1.26	.14	.74	1.20
Distributions from net investment income	(.04)	–C	(.06)	(.07)	(.02)	(.04)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)	(.02)
Total distributions	(.23)	(.13)D	(.39)	(.39)	(.25)D	(.06)
Net asset value, end of period	$14.93	$15.55	$13.29	$12.42	$12.67	$12.18
Total ReturnE,F,G	(2.57)%	18.02%	10.29%	1.47%	6.09%	10.94%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.75%J	1.77%	1.79%	1.81%	1.79%	1.78%
Expenses net of fee waivers, if any	1.74%J	1.77%	1.76%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.74%J	1.77%	1.76%	1.76%	1.76%	1.78%
Net investment income (loss)	.27%J	.06%	.42%	.64%	.37%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$46,556	$55,262	$61,950	$67,955	$86,887	$37,384
Portfolio turnover rateK	18%J	19%	29%	39%	18%L	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$13.65	$12.75	$12.98	$12.47	$11.29
Income from Investment Operations
Net investment income (loss)A,B	.11	.18	.19	.21	.18	.15
Net realized and unrealized gain (loss)	(.41)	2.43	1.25	.06	.70	1.21
Total from investment operations	(.30)	2.61	1.44	.27	.88	1.36
Distributions from net investment income	(.22)	(.16)	(.21)	(.18)	(.15)	(.15)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)	(.02)
Total distributions	(.41)	(.28)	(.54)	(.50)	(.37)	(.18)C
Net asset value, end of period	$15.27	$15.98	$13.65	$12.75	$12.98	$12.47
Total ReturnD,E	(2.03)%	19.28%	11.50%	2.60%	7.17%	12.19%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.67%H	.67%	.69%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.66%H	.67%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.66%H	.67%	.68%	.69%	.70%	.71%
Net investment income (loss)	1.35%H	1.15%	1.51%	1.71%	1.44%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$2,407,942	$2,427,382	$2,950,010	$2,727,092	$2,679,353	$1,821,025
Portfolio turnover rateI	18%H	19%	29%	39%	18%J	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.99	$13.66	$12.76	$12.99	$12.48	$11.30
Income from Investment Operations
Net investment income (loss)A,B	.10	.17	.19	.21	.18	.15
Net realized and unrealized gain (loss)	(.40)	2.43	1.24	.05	.70	1.20
Total from investment operations	(.30)	2.60	1.43	.26	.88	1.35
Distributions from net investment income	(.22)	(.15)	(.20)	(.17)	(.14)	(.15)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)	(.02)
Total distributions	(.41)	(.27)	(.53)	(.49)	(.37)C	(.17)
Net asset value, end of period	$15.28	$15.99	$13.66	$12.76	$12.99	$12.48
Total ReturnD,E	(2.05)%	19.20%	11.44%	2.56%	7.12%	12.16%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.73%H	.74%	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.73%H	.74%	.73%	.73%	.74%	.74%
Expenses net of all reductions	.73%H	.74%	.73%	.73%	.74%	.74%
Net investment income (loss)	1.28%H	1.09%	1.46%	1.67%	1.39%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$113,238	$115,782	$51,429	$55,379	$63,604	$26,423
Portfolio turnover rateI	18%H	19%	29%	39%	18%J	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$15.98	$13.65	$12.76	$12.97
Income from Investment Operations
Net investment income (loss)B,C	.11	.19	.20	.22
Net realized and unrealized gain (loss)	(.40)	2.43	1.24	.08
Total from investment operations	(.29)	2.62	1.44	.30
Distributions from net investment income	(.24)	(.17)	(.22)	(.19)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)
Total distributions	(.43)	(.29)	(.55)	(.51)
Net asset value, end of period	$15.26	$15.98	$13.65	$12.76
Total ReturnD,E	(1.98)%	19.35%	11.50%	2.86%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.60%H	.61%	.62%	.63%H
Expenses net of fee waivers, if any	.60%H	.61%	.62%	.63%H
Expenses net of all reductions	.60%H	.61%	.62%	.63%H
Net investment income (loss)	1.41%H	1.22%	1.57%	1.77%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,574,680	$1,412,486	$22,117	$19,124
Portfolio turnover rateI	18%H	19%	29%	39%

 A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Apple, Inc.	3.6
Microsoft Corp.	3.5
Alphabet, Inc. Class A	2.4
Amazon.com, Inc.	1.9
Meta Platforms, Inc. Class A	0.8
UnitedHealth Group, Inc.	0.7
Tesla, Inc.	0.7
Exxon Mobil Corp.	0.7
Wells Fargo & Co.	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
15.5

Market Sectors as of March 31, 2022

% of fund's net assets
Information Technology	17.8
Financials	15.5
Consumer Discretionary	9.7
Health Care	9.3
Industrials	9.3
Communication Services	6.2
Consumer Staples	4.5
Real Estate	4.4
Energy	3.5
Materials	3.5
Utilities	2.0

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	8.9%
AAA,AA,A	2.2%
BBB	3.2%
BB and Below	5.0%
Not Rated	0.9%
Equities*	77.5%
Short-Term Investments and Net Other Assets	2.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks and Equity Futures*	75.5%
Bond Class	22.4%
Short-Term Class	2.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	74.7%
United Kingdom	2.6%
France	2.2%
Cayman Islands	2.1%
Japan	2.1%
Canada	1.9%
Switzerland	1.5%
Netherlands	1.5%
Germany	1.4%
Other	10.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 25.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 75.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)(b)	17,328,148	$106,914,675
Fidelity Emerging Markets Equity Central Fund (b)	1,940,939	418,563,590
Fidelity International Equity Central Fund (b)	9,513,522	907,399,745
Fidelity Real Estate Equity Central Fund (b)	710,414	108,188,943
Fidelity U.S. Equity Central Fund (b)	30,023,558	3,718,417,715
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,955,800,734)		5,259,484,668

Fixed-Income Central Funds - 20.4%
High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (b)	4,049,243	33,568,224
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	190,625	16,835,994
Fidelity Floating Rate Central Fund (b)	2,756,609	274,971,698
Fidelity High Income Central Fund (b)	489,523	54,170,641

TOTAL HIGH YIELD FIXED-INCOME FUNDS		379,546,557

Investment Grade Fixed-Income Funds - 14.9%
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,296,550	135,139,367
Fidelity International Credit Central Fund (b)	915,454	86,272,348
Fidelity Investment Grade Bond Central Fund (b)	7,623,411	816,391,032

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,037,802,747

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,398,899,105)		1,417,349,304

Money Market Central Funds - 3.5%
Fidelity Cash Central Fund 0.31% (c)	90,135,674	90,153,701
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	153,570,193	153,585,550
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $243,739,251)		243,739,251
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.33% 4/14/22 to 6/2/22 (e)
(Cost $13,403,488)	13,410,000	13,403,531
	Shares	Value

Investment Companies - 2.2%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $172,525,073)	1,141,913	150,823,873
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $4,784,367,651)		7,084,800,627
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(149,962,231)
NET ASSETS - 100%		$6,934,838,396

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	511	June 2022	$28,756,525	$2,194,339	$2,194,339
TOTAL PURCHASED FUTURES					2,194,339
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	753	June 2022	170,582,738	(9,651,111)	(9,651,111)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,341	June 2022	143,782,020	(8,338,457)	(8,338,457)
TOTAL SOLD FUTURES					(17,989,568)
TOTAL FUTURES CONTRACTS					$(15,795,229)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 4.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $363,256,856.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,247,542.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$20,555,054	$326,736,807	$257,138,160	$28,464	$--	$--	$90,153,701	0.2
Fidelity Commodity Strategy Central Fund	141,565,485	4,474,666	67,787,959	--	10,357,211	18,305,272	106,914,675	18.4
Fidelity Emerging Markets Debt Central Fund	35,129,152	2,800,600	1,016,694	791,214	(26,164)	(3,318,670)	33,568,224	1.3
Fidelity Emerging Markets Debt Local Currency Central Fund	18,059,605	989,822	--	989,822	--	(2,213,433)	16,835,994	18.7
Fidelity Emerging Markets Equity Central Fund	413,104,612	133,294,348	24,614,691	33,085,056	994,979	(104,215,658)	418,563,590	23.2
Fidelity Floating Rate Central Fund	195,295,531	87,904,839	5,249,617	5,135,952	(67,811)	(2,911,244)	274,971,698	8.6
Fidelity High Income Central Fund	87,403,456	3,795,136	34,689,036	1,670,109	3,166,052	(5,504,967)	54,170,641	2.6
Fidelity Inflation-Protected Bond Index Central Fund	225,481,046	25,078,841	99,650,351	16,677,082	(846,506)	(14,923,663)	135,139,367	20.7
Fidelity International Credit Central Fund	109,606,414	6,028,005	21,298,032	1,802,593	(1,212,676)	(6,851,363)	86,272,348	16.8
Fidelity International Equity Central Fund	880,481,939	151,616,506	18,783,403	57,493,556	(1,446,765)	(104,468,532)	907,399,745	23.8
Fidelity Investment Grade Bond Central Fund	799,177,138	156,265,779	86,536,216	8,846,808	(1,163,100)	(51,352,569)	816,391,032	2.4
Fidelity Real Estate Equity Central Fund	101,239,394	38,615,444	37,756,708	1,340,919	(2,002,035)	8,092,848	108,188,943	6.4
Fidelity Securities Lending Cash Central Fund 0.31%	188,347,475	817,437,919	852,199,844	142,104	--	--	153,585,550	0.3
Fidelity U.S. Equity Central Fund	3,658,367,869	448,250,316	134,404,439	310,419,395	(762,914)	(253,033,117)	3,718,417,715	17.1
	$6,873,814,170	$2,203,289,028	$1,641,125,150	$438,423,074	$6,990,271	$(522,395,096)	$6,920,573,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$5,259,484,668	$5,259,484,668	$--	$--
Fixed-Income Central Funds	1,417,349,304	1,417,349,304	--	--
Money Market Central Funds	243,739,251	243,739,251	--	--
U.S. Treasury Obligations	13,403,531	--	13,403,531	--
Investment Companies	150,823,873	150,823,873	--	--
Total Investments in Securities:	$7,084,800,627	$7,071,397,096	$13,403,531	$--
Derivative Instruments:
Assets
Futures Contracts	$2,194,339	$2,194,339	$--	$--
Total Assets	$2,194,339	$2,194,339	$--	$--
Liabilities
Futures Contracts	$(17,989,568)	$(17,989,568)	$--	$--
Total Liabilities	$(17,989,568)	$(17,989,568)	$--	$--
Total Derivative Instruments:	$(15,795,229)	$(15,795,229)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,194,339	$(17,989,568)
Total Equity Risk	2,194,339	(17,989,568)
Total Value of Derivatives	$2,194,339	$(17,989,568)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $150,822,152) — See accompanying schedule: Unaffiliated issuers (cost $185,928,561)	$164,227,404
Fidelity Central Funds (cost $4,598,439,090)	6,920,573,223
Total Investment in Securities (cost $4,784,367,651)		$7,084,800,627
Receivable for investments sold		2,647,135
Receivable for fund shares sold		1,509,096
Distributions receivable from Fidelity Central Funds		42,985
Receivable for daily variation margin on futures contracts		4,486,828
Prepaid expenses		3,395
Other receivables		21,627
Total assets		7,093,511,693
Liabilities
Payable for investments purchased	$40,656
Payable for fund shares redeemed	1,231,619
Accrued management fee	2,974,485
Distribution and service plan fees payable	108,342
Other affiliated payables	670,892
Other payables and accrued expenses	61,753
Collateral on securities loaned	153,585,550
Total liabilities		158,673,297
Net Assets		$6,934,838,396
Net Assets consist of:
Paid in capital		$4,787,485,221
Total accumulated earnings (loss)		2,147,353,175
Net Assets		$6,934,838,396
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($217,264,692 ÷ 7,992,629 shares)(a)		$27.18
Maximum offering price per share (100/94.25 of $27.18)		$28.84
Class M:
Net Asset Value and redemption price per share ($80,555,344 ÷ 2,963,655 shares)(a)		$27.18
Maximum offering price per share (100/96.50 of $27.18)		$28.17
Class C:
Net Asset Value and offering price per share ($38,041,313 ÷ 1,403,958 shares)(a)		$27.10
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,397,304,981 ÷ 161,394,472 shares)		$27.25
Class I:
Net Asset Value, offering price and redemption price per share ($53,590,337 ÷ 1,965,567 shares)		$27.26
Class Z:
Net Asset Value, offering price and redemption price per share ($2,148,081,729 ÷ 78,960,989 shares)		$27.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$1,434,171
Interest		8,550
Income from Fidelity Central Funds (including $142,104 from security lending)		67,304,233
Total income		68,746,954
Expenses
Management fee	$18,507,317
Transfer agent fees	3,210,382
Distribution and service plan fees	690,704
Accounting fees	725,524
Custodian fees and expenses	19,588
Independent trustees' fees and expenses	11,989
Registration fees	88,250
Audit	16,579
Legal	7,943
Miscellaneous	15,666
Total expenses before reductions	23,293,942
Expense reductions	(108,446)
Total expenses after reductions		23,185,496
Net investment income (loss)		45,561,458
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,549,942)
Fidelity Central Funds	6,990,271
Futures contracts	26,935,080
Capital gain distributions from Fidelity Central Funds	371,118,841
Total net realized gain (loss)		401,494,250
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11,316,434)
Fidelity Central Funds	(522,395,096)
Futures contracts	(31,884,137)
Total change in net unrealized appreciation (depreciation)		(565,595,667)
Net gain (loss)		(164,101,417)
Net increase (decrease) in net assets resulting from operations		$(118,539,959)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,561,458	$67,667,355
Net realized gain (loss)	401,494,250	48,272,489
Change in net unrealized appreciation (depreciation)	(565,595,667)	1,129,788,023
Net increase (decrease) in net assets resulting from operations	(118,539,959)	1,245,727,867
Distributions to shareholders	(197,081,541)	(133,509,657)
Share transactions - net increase (decrease)	355,532,756	222,902,213
Total increase (decrease) in net assets	39,911,256	1,335,120,423
Net Assets
Beginning of period	6,894,927,140	5,559,806,717
End of period	$6,934,838,396	$6,894,927,140

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.33	$23.67	$22.21	$23.27	$22.26	$19.78
Income from Investment Operations
Net investment income (loss)A,B	.14	.21	.25	.27	.23	.19
Net realized and unrealized gain (loss)	(.58)	4.95	2.32	(.17)	1.59	2.53
Total from investment operations	(.44)	5.16	2.57	.10	1.82	2.72
Distributions from net investment income	(.31)	(.18)	(.28)	(.25)	(.19)	(.20)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)	(.04)
Total distributions	(.71)	(.50)	(1.11)	(1.16)	(.81)	(.24)
Net asset value, end of period	$27.18	$28.33	$23.67	$22.21	$23.27	$22.26
Total ReturnC,D,E	(1.69)%	21.99%	11.81%	1.16%	8.31%	13.89%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.96%H	.96%	.99%	1.00%	1.00%	1.02%
Expenses net of fee waivers, if any	.95%H	.96%	.98%	1.00%	1.00%	1.01%
Expenses net of all reductions	.95%H	.96%	.98%	1.00%	1.00%	1.01%
Net investment income (loss)	1.00%H	.76%	1.11%	1.25%	.99%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$217,265	$219,595	$179,404	$166,280	$155,622	$146,562
Portfolio turnover rateI	16%H	20%	27%	41%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.30	$23.65	$22.19	$23.24	$22.25	$19.77
Income from Investment Operations
Net investment income (loss)A,B	.11	.14	.19	.22	.17	.13
Net realized and unrealized gain (loss)	(.59)	4.96	2.33	(.17)	1.58	2.54
Total from investment operations	(.48)	5.10	2.52	.05	1.75	2.67
Distributions from net investment income	(.24)	(.13)	(.23)	(.19)	(.14)	(.15)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)	(.04)
Total distributions	(.64)	(.45)	(1.06)	(1.10)	(.76)	(.19)
Net asset value, end of period	$27.18	$28.30	$23.65	$22.19	$23.24	$22.25
Total ReturnC,D,E	(1.82)%	21.71%	11.56%	.90%	7.99%	13.63%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.20%H	1.21%	1.23%	1.24%	1.25%	1.27%
Expenses net of fee waivers, if any	1.20%H	1.21%	1.23%	1.24%	1.25%	1.27%
Expenses net of all reductions	1.20%H	1.21%	1.23%	1.24%	1.25%	1.27%
Net investment income (loss)	.75%H	.51%	.87%	1.01%	.74%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$80,555	$80,784	$69,250	$63,064	$61,587	$53,245
Portfolio turnover rateI	16%H	20%	27%	41%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.12	$23.50	$22.03	$23.06	$22.08	$19.63
Income from Investment Operations
Net investment income (loss)A,B	.03	–C	.08	.11	.05	.03
Net realized and unrealized gain (loss)	(.58)	4.94	2.30	(.15)	1.57	2.51
Total from investment operations	(.55)	4.94	2.38	(.04)	1.62	2.54
Distributions from net investment income	(.07)	–	(.08)	(.07)	(.03)	(.05)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)	(.04)
Total distributions	(.47)	(.32)	(.91)	(.99)D	(.64)D	(.09)
Net asset value, end of period	$27.10	$28.12	$23.50	$22.03	$23.06	$22.08
Total ReturnE,F,G	(2.06)%	21.12%	10.98%	.42%	7.46%	13.00%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.71%J	1.72%	1.74%	1.75%	1.75%	1.77%
Expenses net of fee waivers, if any	1.71%J	1.72%	1.74%	1.75%	1.75%	1.77%
Expenses net of all reductions	1.71%J	1.72%	1.74%	1.75%	1.75%	1.77%
Net investment income (loss)	.24%J	- %K	.36%	.50%	.24%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$38,041	$44,170	$40,240	$42,547	$63,398	$59,046
Portfolio turnover rateL	16%J	20%	27%	41%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.43	$23.74	$22.27	$23.33	$22.33	$19.84
Income from Investment Operations
Net investment income (loss)A,B	.18	.29	.32	.34	.30	.25
Net realized and unrealized gain (loss)	(.57)	4.97	2.33	(.17)	1.58	2.54
Total from investment operations	(.39)	5.26	2.65	.17	1.88	2.79
Distributions from net investment income	(.39)	(.26)	(.35)	(.31)	(.26)	(.26)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)	(.04)
Total distributions	(.79)	(.57)C	(1.18)	(1.23)C	(.88)	(.30)
Net asset value, end of period	$27.25	$28.43	$23.74	$22.27	$23.33	$22.33
Total ReturnD,E	(1.53)%	22.39%	12.14%	1.51%	8.57%	14.25%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.66%H	.66%	.68%	.69%	.69%	.71%
Expenses net of fee waivers, if any	.66%H	.66%	.68%	.69%	.69%	.71%
Expenses net of all reductions	.66%H	.66%	.68%	.69%	.69%	.70%
Net investment income (loss)	1.29%H	1.06%	1.42%	1.56%	1.30%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$4,397,305	$4,523,497	$5,203,794	$4,893,270	$5,088,118	$4,673,798
Portfolio turnover rateI	16%H	20%	27%	41%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.46	$23.75	$22.27	$23.33	$22.33	$19.85
Income from Investment Operations
Net investment income (loss)A,B	.18	.28	.31	.33	.29	.24
Net realized and unrealized gain (loss)	(.59)	4.98	2.34	(.17)	1.58	2.54
Total from investment operations	(.41)	5.26	2.65	.16	1.87	2.78
Distributions from net investment income	(.39)	(.24)	(.34)	(.30)	(.25)	(.26)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)	(.04)
Total distributions	(.79)	(.55)C	(1.17)	(1.22)C	(.87)	(.30)
Net asset value, end of period	$27.26	$28.46	$23.75	$22.27	$23.33	$22.33
Total ReturnD,E	(1.59)%	22.37%	12.14%	1.46%	8.53%	14.22%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.69%H	.69%	.71%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.68%H	.69%	.71%	.72%	.72%	.74%
Expenses net of all reductions	.68%H	.69%	.71%	.72%	.72%	.73%
Net investment income (loss)	1.26%H	1.03%	1.39%	1.53%	1.27%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$53,590	$54,440	$38,396	$68,475	$74,682	$79,461
Portfolio turnover rateI	16%H	20%	27%	41%	21%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$28.41	$23.72	$22.26	$23.29
Income from Investment Operations
Net investment income (loss)B,C	.19	.32	.33	.35
Net realized and unrealized gain (loss)	(.57)	4.96	2.33	(.13)
Total from investment operations	(.38)	5.28	2.66	.22
Distributions from net investment income	(.42)	(.27)	(.37)	(.34)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)
Total distributions	(.83)D	(.59)	(1.20)	(1.25)
Net asset value, end of period	$27.20	$28.41	$23.72	$22.26
Total ReturnE,F	(1.52)%	22.48%	12.21%	1.78%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.59%I	.59%	.61%	.62%I
Expenses net of fee waivers, if any	.59%I	.59%	.60%	.61%I
Expenses net of all reductions	.59%I	.59%	.60%	.61%I
Net investment income (loss)	1.36%I	1.13%	1.49%	1.64%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,148,082	$1,972,441	$28,723	$24,876
Portfolio turnover rateJ	16%I	20%	27%	41%

 A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Apple, Inc.	4.3
Microsoft Corp.	4.1
Alphabet, Inc. Class A	2.8
Amazon.com, Inc.	2.2
Fidelity Floating Rate Central Fund	1.3
Meta Platforms, Inc. Class A	1.0
UnitedHealth Group, Inc.	0.9
Tesla, Inc.	0.9
Exxon Mobil Corp.	0.8
Wells Fargo & Co.	0.7
19.0

Market Sectors as of March 31, 2022

% of fund's net assets
Information Technology	20.1
Financials	17.5
Health Care	9.7
Consumer Discretionary	9.6
Industrials	9.4
Communication Services	6.8
Consumer Staples	5.2
Real Estate	4.7
Energy	3.7
Materials	3.6
Utilities	2.1

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	2.5%
AAA,AA,A	0.5%
BBB	1.2%
BB and Below	0.9%
Not Rated	0.2%
Equities*	92.2%
Short-Term Investments and Net Other Assets	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks and Equity Futures*	89.4%
Bond Class	9.1%
Short-Term Class	1.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.8%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	71.7%
United Kingdom	2.8%
France	2.7%
Japan	2.5%
Canada	2.3%
Switzerland	1.9%
Cayman Islands	1.9%
Netherlands	1.8%
Germany	1.6%
Other	10.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 28.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 89.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)(b)	11,446,188	$70,622,983
Fidelity Emerging Markets Equity Central Fund (b)	1,298,684	280,061,138
Fidelity International Equity Central Fund (b)	6,565,519	626,219,157
Fidelity Real Estate Equity Central Fund (b)	472,663	71,981,834
Fidelity U.S. Equity Central Fund (b)	20,194,495	2,501,088,204
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,324,544,298)		3,549,973,316

Fixed-Income Central Funds - 6.8%
High Yield Fixed-Income Funds - 2.0%
Fidelity Emerging Markets Debt Central Fund (b)	1,866,161	15,470,474
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	108,414	9,575,084
Fidelity Floating Rate Central Fund (b)	518,116	51,682,079

TOTAL HIGH YIELD FIXED-INCOME FUNDS		76,727,637

Investment Grade Fixed-Income Funds - 4.8%
Fidelity Inflation-Protected Bond Index Central Fund (b)	184,552	19,235,885
Fidelity International Credit Central Fund (b)	532,721	50,203,629
Fidelity Investment Grade Bond Central Fund (b)	1,137,169	121,779,422

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		191,218,936

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $276,143,382)		267,946,573

Money Market Central Funds - 3.1%
Fidelity Cash Central Fund 0.31% (c)	43,481,427	43,490,123
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	81,293,489	81,301,619
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $124,791,742)		124,791,742
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.33% 4/14/22 to 6/2/22 (e)
(Cost $3,148,466)	3,150,000	3,148,459
	Shares	Value

Investment Companies - 2.1%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $97,906,552)	643,877	85,043,272
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $2,826,534,440)		4,030,903,362
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(80,580,013)
NET ASSETS - 100%		$3,950,323,349

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	323	June 2022	$18,176,825	$1,387,192	$1,387,192
TOTAL PURCHASED FUTURES					1,387,192
Sold
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	44	June 2022	9,967,650	140,603	140,603
ICE E-mini MSCI EAFE Index Contracts (United States)	773	June 2022	82,881,060	(4,806,582)	(4,806,582)
TOTAL SOLD FUTURES					(4,665,979)
TOTAL FUTURES CONTRACTS					$(3,278,787)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 2.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $122,591,993.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,887,606.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$11,907,906	$132,438,964	$100,856,747	$13,741	$--	$--	$43,490,123	0.1
Fidelity Commodity Strategy Central Fund	81,265,451	5,298,203	34,459,729	--	6,071,223	12,447,835	70,622,983	12.1
Fidelity Emerging Markets Debt Central Fund	15,339,531	2,341,846	697,775	354,152	(22,895)	(1,490,233)	15,470,474	0.6
Fidelity Emerging Markets Debt Local Currency Central Fund	10,270,984	562,939	--	562,939	--	(1,258,839)	9,575,084	10.6
Fidelity Emerging Markets Equity Central Fund	278,335,206	90,161,584	19,245,065	22,313,388	1,978,309	(71,168,896)	280,061,138	15.5
Fidelity Floating Rate Central Fund	--	52,983,972	686,382	423,377	(4,791)	(610,720)	51,682,079	1.6
Fidelity High Income Central Fund	58,170,351	3,087,074	60,698,962	865,139	6,723,758	(7,282,221)	--	--
Fidelity Inflation-Protected Bond Index Central Fund	65,939,974	8,188,776	51,033,560	4,454,225	1,209,040	(5,068,345)	19,235,885	2.9
Fidelity International Credit Central Fund	62,861,437	5,554,553	13,517,782	1,042,012	(775,737)	(3,918,842)	50,203,629	9.8
Fidelity International Equity Central Fund	586,111,212	127,783,588	15,389,781	38,543,864	(906,113)	(71,379,749)	626,219,157	16.4
Fidelity Investment Grade Bond Central Fund	42,718,442	98,069,071	13,041,573	831,916	(237,662)	(5,728,856)	121,779,422	0.4
Fidelity Real Estate Equity Central Fund	65,331,143	24,490,265	21,925,255	844,001	(1,172,144)	5,257,825	71,981,834	4.3
Fidelity Securities Lending Cash Central Fund 0.31%	110,511,125	570,881,427	600,090,933	128,538	--	--	81,301,619	0.2
Fidelity U.S. Equity Central Fund	2,403,201,360	378,773,021	113,051,932	204,518,251	(1,557,111)	(166,277,134)	2,501,088,204	11.5
	$3,791,964,122	$1,500,615,283	$1,044,695,476	$274,895,543	$11,305,877	$(316,478,175)	$3,942,711,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,549,973,316	$3,549,973,316	$--	$--
Fixed-Income Central Funds	267,946,573	267,946,573	--	--
Money Market Central Funds	124,791,742	124,791,742	--	--
U.S. Treasury Obligations	3,148,459	--	3,148,459	--
Investment Companies	85,043,272	85,043,272	--	--
Total Investments in Securities:	$4,030,903,362	$4,027,754,903	$3,148,459	$--
Derivative Instruments:
Assets
Futures Contracts	$1,527,795	$1,527,795	$--	$--
Total Assets	$1,527,795	$1,527,795	$--	$--
Liabilities
Futures Contracts	$(4,806,582)	$(4,806,582)	$--	$--
Total Liabilities	$(4,806,582)	$(4,806,582)	$--	$--
Total Derivative Instruments:	$(3,278,787)	$(3,278,787)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,527,795	$(4,806,582)
Total Equity Risk	1,527,795	(4,806,582)
Total Value of Derivatives	$1,527,795	$(4,806,582)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $79,838,794) — See accompanying schedule: Unaffiliated issuers (cost $101,055,018)	$88,191,731
Fidelity Central Funds (cost $2,725,479,422)	3,942,711,631
Total Investment in Securities (cost $2,826,534,440)		$4,030,903,362
Receivable for investments sold		1,577,016
Receivable for fund shares sold		1,353,031
Distributions receivable from Fidelity Central Funds		22,912
Receivable for daily variation margin on futures contracts		1,281,860
Prepaid expenses		1,867
Total assets		4,035,140,048
Liabilities
Payable for investments purchased	$22,493
Payable for fund shares redeemed	1,249,376
Distributions payable	6
Accrued management fee	1,678,566
Distribution and service plan fees payable	99,955
Other affiliated payables	414,355
Other payables and accrued expenses	50,329
Collateral on securities loaned	81,301,619
Total liabilities		84,816,699
Net Assets		$3,950,323,349
Net Assets consist of:
Paid in capital		$2,756,764,133
Total accumulated earnings (loss)		1,193,559,216
Net Assets		$3,950,323,349
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($198,633,995 ÷ 8,027,238 shares)(a)		$24.74
Maximum offering price per share (100/94.25 of $24.74)		$26.25
Class M:
Net Asset Value and redemption price per share ($53,965,423 ÷ 2,197,250 shares)(a)		$24.56
Maximum offering price per share (100/96.50 of $24.56)		$25.45
Class C:
Net Asset Value and offering price per share ($46,341,841 ÷ 1,907,544 shares)(a)		$24.29
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($2,172,988,897 ÷ 86,816,781 shares)		$25.03
Class I:
Net Asset Value, offering price and redemption price per share ($61,327,574 ÷ 2,457,578 shares)		$24.95
Class Z:
Net Asset Value, offering price and redemption price per share ($1,417,065,619 ÷ 56,929,378 shares)		$24.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$851,553
Interest		1,332
Income from Fidelity Central Funds (including $128,538 from security lending)		31,007,713
Total income		31,860,598
Expenses
Management fee	$10,386,043
Transfer agent fees	1,901,057
Distribution and service plan fees	635,295
Accounting fees	519,245
Custodian fees and expenses	16,962
Independent trustees' fees and expenses	6,655
Registration fees	67,680
Audit	16,579
Legal	4,433
Miscellaneous	8,768
Total expenses before reductions	13,562,717
Expense reductions	(60,476)
Total expenses after reductions		13,502,241
Net investment income (loss)		18,358,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,647,797)
Fidelity Central Funds	11,305,877
Futures contracts	7,586,276
Capital gain distributions from Fidelity Central Funds	243,887,830
Total net realized gain (loss)		260,132,186
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,867,958)
Fidelity Central Funds	(316,478,175)
Futures contracts	(9,098,129)
Total change in net unrealized appreciation (depreciation)		(331,444,262)
Net gain (loss)		(71,312,076)
Net increase (decrease) in net assets resulting from operations		$(52,953,719)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,358,357	$31,404,420
Net realized gain (loss)	260,132,186	39,122,970
Change in net unrealized appreciation (depreciation)	(331,444,262)	698,273,718
Net increase (decrease) in net assets resulting from operations	(52,953,719)	768,801,108
Distributions to shareholders	(128,057,101)	(62,299,659)
Share transactions - net increase (decrease)	329,201,555	290,321,267
Total increase (decrease) in net assets	148,190,735	996,822,716
Net Assets
Beginning of period	3,802,132,614	2,805,309,898
End of period	$3,950,323,349	$3,802,132,614

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$25.79	$20.73	$19.30	$20.36	$19.02	$16.45
Income from Investment Operations
Net investment income (loss)A,B	.08	.16	.19	.20	.16	.13
Net realized and unrealized gain (loss)	(.35)	5.31	2.29	(.37)	1.77	2.61
Total from investment operations	(.27)	5.47	2.48	(.17)	1.93	2.74
Distributions from net investment income	(.24)	(.13)	(.22)	(.17)	(.14)	(.13)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)	(.45)	(.05)
Total distributions	(.78)	(.41)	(1.05)C	(.89)	(.59)	(.17)C
Net asset value, end of period	$24.74	$25.79	$20.73	$19.30	$20.36	$19.02
Total ReturnD,E,F	(1.24)%	26.59%	13.11%	(.11)%	10.29%	16.83%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.97%I	.98%	1.00%	1.01%	1.02%	1.04%
Expenses net of fee waivers, if any	.96%I	.98%	.99%	1.01%	1.02%	1.04%
Expenses net of all reductions	.96%I	.98%	.99%	1.01%	1.02%	1.03%
Net investment income (loss)	.64%I	.64%	.97%	1.06%	.80%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$198,634	$191,715	$143,117	$125,168	$115,447	$92,868
Portfolio turnover rateJ	18%I	18%	41%	47%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$25.58	$20.57	$19.17	$20.22	$18.91	$16.34
Income from Investment Operations
Net investment income (loss)A,B	.05	.09	.14	.15	.10	.08
Net realized and unrealized gain (loss)	(.35)	5.28	2.27	(.36)	1.75	2.61
Total from investment operations	(.30)	5.37	2.41	(.21)	1.85	2.69
Distributions from net investment income	(.18)	(.08)	(.18)	(.13)	(.09)	(.07)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)	(.45)	(.05)
Total distributions	(.72)	(.36)	(1.01)C	(.84)C	(.54)	(.12)
Net asset value, end of period	$24.56	$25.58	$20.57	$19.17	$20.22	$18.91
Total ReturnD,E,F	(1.37)%	26.30%	12.81%	(.35)%	9.94%	16.54%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.21%I	1.23%	1.25%	1.27%	1.29%	1.31%
Expenses net of fee waivers, if any	1.21%I	1.23%	1.25%	1.27%	1.29%	1.31%
Expenses net of all reductions	1.21%I	1.23%	1.25%	1.27%	1.29%	1.31%
Net investment income (loss)	.40%I	.39%	.72%	.80%	.53%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$53,965	$54,864	$40,604	$33,611	$31,371	$24,207
Portfolio turnover rateJ	18%I	18%	41%	47%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$25.24	$20.31	$18.92	$19.95	$18.65	$16.14
Income from Investment Operations
Net investment income (loss)A,B	(.01)	(.03)	.04	.06	.01	–C
Net realized and unrealized gain (loss)	(.37)	5.21	2.24	(.35)	1.74	2.56
Total from investment operations	(.38)	5.18	2.28	(.29)	1.75	2.56
Distributions from net investment income	(.03)	–	(.06)	(.02)	–C	(.01)
Distributions from net realized gain	(.54)	(.25)	(.84)	(.72)	(.45)	(.05)
Total distributions	(.57)	(.25)	(.89)D	(.74)	(.45)	(.05)D
Net asset value, end of period	$24.29	$25.24	$20.31	$18.92	$19.95	$18.65
Total ReturnE,F,G	(1.65)%	25.65%	12.25%	(.88)%	9.51%	15.94%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.73%J	1.74%	1.76%	1.77%	1.77%	1.79%
Expenses net of fee waivers, if any	1.73%J	1.74%	1.76%	1.77%	1.77%	1.79%
Expenses net of all reductions	1.73%J	1.74%	1.76%	1.77%	1.77%	1.78%
Net investment income (loss)	(.12)%J	(.13)%	.21%	.30%	.05%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$46,342	$49,896	$44,510	$40,909	$50,588	$44,313
Portfolio turnover rateK	18%J	18%	41%	47%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.10	$20.96	$19.50	$20.56	$19.20	$16.60
Income from Investment Operations
Net investment income (loss)A,B	.12	.23	.25	.26	.22	.19
Net realized and unrealized gain (loss)	(.35)	5.38	2.32	(.38)	1.78	2.63
Total from investment operations	(.23)	5.61	2.57	(.12)	2.00	2.82
Distributions from net investment income	(.30)	(.19)	(.27)	(.23)	(.19)	(.17)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)	(.45)	(.05)
Total distributions	(.84)	(.47)	(1.11)	(.94)C	(.64)	(.22)
Net asset value, end of period	$25.03	$26.10	$20.96	$19.50	$20.56	$19.20
Total ReturnD,E	(1.08)%	27.00%	13.44%	.21%	10.62%	17.20%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.68%H	.68%	.69%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.67%H	.68%	.69%	.71%	.71%	.73%
Expenses net of all reductions	.67%H	.68%	.69%	.71%	.71%	.73%
Net investment income (loss)	.93%H	.94%	1.28%	1.36%	1.11%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$2,172,989	$2,185,948	$2,520,790	$2,278,919	$2,377,705	$1,832,601
Portfolio turnover rateI	18%H	18%	41%	47%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.03	$20.91	$19.45	$20.50	$19.15	$16.55
Income from Investment Operations
Net investment income (loss)A,B	.12	.22	.24	.25	.21	.18
Net realized and unrealized gain (loss)	(.36)	5.36	2.32	(.37)	1.78	2.63
Total from investment operations	(.24)	5.58	2.56	(.12)	1.99	2.81
Distributions from net investment income	(.30)	(.18)	(.26)	(.21)	(.19)	(.16)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)	(.45)	(.05)
Total distributions	(.84)	(.46)	(1.10)	(.93)	(.64)	(.21)
Net asset value, end of period	$24.95	$26.03	$20.91	$19.45	$20.50	$19.15
Total ReturnC,D	(1.12)%	26.93%	13.40%	.15%	10.58%	17.16%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.71%G	.71%	.73%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.70%G	.71%	.72%	.74%	.75%	.76%
Expenses net of all reductions	.70%G	.71%	.72%	.74%	.75%	.75%
Net investment income (loss)	.90%G	.90%	1.25%	1.33%	1.07%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$61,328	$60,989	$31,606	$39,115	$54,135	$38,765
Portfolio turnover rateH	18%G	18%	41%	47%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$25.99	$20.87	$19.43	$20.45
Income from Investment Operations
Net investment income (loss)B,C	.13	.26	.26	.27
Net realized and unrealized gain (loss)	(.35)	5.34	2.31	(.32)
Total from investment operations	(.22)	5.60	2.57	(.05)
Distributions from net investment income	(.34)	(.21)	(.30)	(.25)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)
Total distributions	(.88)	(.48)D	(1.13)D	(.97)
Net asset value, end of period	$24.89	$25.99	$20.87	$19.43
Total ReturnE,F	(1.07)%	27.11%	13.50%	.54%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.60%I	.60%	.61%	.62%I
Expenses net of fee waivers, if any	.59%I	.60%	.61%	.62%I
Expenses net of all reductions	.59%I	.60%	.61%	.62%I
Net investment income (loss)	1.01%I	1.01%	1.36%	1.45%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,417,066	$1,258,721	$24,683	$23,286
Portfolio turnover rateJ	18%I	18%	41%	47%

 A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.03%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2022, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	202,999
Fidelity Asset Manager 70%	21,627

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$6,133,045,189	$539,243,138	$(122,332,979)	$416,910,159
Fidelity Asset Manager 30%	2,560,749,598	264,976,100	(70,881,572)	194,094,528
Fidelity Asset Manager 40%	2,294,680,211	362,551,568	(57,355,456)	305,196,112
Fidelity Asset Manager 50%	8,989,581,215	2,368,944,287	(194,737,499)	2,174,206,788
Fidelity Asset Manager 60%	3,671,496,075	844,430,053	(96,898,500)	747,531,553
Fidelity Asset Manager 70%	5,255,347,199	1,934,692,593	(121,034,394)	1,813,658,199
Fidelity Asset Manager 85%	3,055,308,171	1,069,673,864	(97,357,460)	972,316,404

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryforward
Fidelity Asset Manager 20%	$(21,726,301)	$(21,726,301)
Fidelity Asset Manager 30%	(6,678,935)	(6,678,935)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	946,213,560	549,024,558
Fidelity Asset Manager 30%	311,057,836	253,359,802
Fidelity Asset Manager 40%	370,721,924	165,770,122
Fidelity Asset Manager 50%	1,313,470,942	872,899,559
Fidelity Asset Manager 60%	809,499,538	389,363,673
Fidelity Asset Manager 70%	1,074,057,387	565,635,959
Fidelity Asset Manager 85%	797,294,912	361,307,494

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.10%	.40%
Fidelity Asset Manager 30%	.30%	.10%	.40%
Fidelity Asset Manager 40%	.30%	.10%	.40%
Fidelity Asset Manager 50%	.25%	.22%	.47%
Fidelity Asset Manager 60%	.30%	.22%	.52%
Fidelity Asset Manager 70%	.30%	.22%	.52%
Fidelity Asset Manager 85%	.30%	.22%	.52%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$79,355	$4,683
Class M	.25%	.25%	79,168	509
Class C	.75%	.25%	132,908	37,566
			$291,431	$42,758
Fidelity Asset Manager 30%
Class A	-%	.25%	$101,945	$8,769
Class M	.25%	.25%	67,584	137
Class C	.75%	.25%	164,312	53,997
			$333,841	$62,903
Fidelity Asset Manager 40%
Class A	-%	.25%	$97,545	$1,943
Class M	.25%	.25%	37,074	129
Class C	.75%	.25%	135,649	32,832
			$270,268	$34,904
Fidelity Asset Manager 50%
Class A	-%	.25%	$170,644	$5,829
Class M	.25%	.25%	148,714	347
Class C	.75%	.25%	249,606	74,512
			$568,964	$80,688
Fidelity Asset Manager 60%
Class A	-%	.25%	$212,775	$4,370
Class M	.25%	.25%	135,824	314
Class C	.75%	.25%	273,461	57,877
			$622,060	$62,561
Fidelity Asset Manager 70%
Class A	-%	.25%	$277,759	$2,990
Class M	.25%	.25%	204,974	1,527
Class C	.75%	.25%	207,971	38,395
			$690,704	$42,912
Fidelity Asset Manager 85%
Class A	-%	.25%	$247,919	$3,379
Class M	.25%	.25%	139,520	523
Class C	.75%	.25%	247,856	46,939
			$635,295	$50,841

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$12,776
Class M	1,115
Class C(a)	850
$14,741
Fidelity Asset Manager 30%
Class A	$18,042
Class M	2,000
Class C(a)	34
$20,076
Fidelity Asset Manager 40%
Class A	$19,030
Class M	2,681
Class C(a)	658
$22,369
Fidelity Asset Manager 50%
Class A	$22,912
Class M	7,179
Class C(a)	280
$30,371
Fidelity Asset Manager 60%
Class A	$26,341
Class M	5,333
Class C(a)	1,571
$33,245
Fidelity Asset Manager 70%
Class A	$48,877
Class M	5,769
Class C(a)	1,378
$56,024
Fidelity Asset Manager 85%
Class A	$90,175
Class M	4,450
Class C(a)	549
$95,174

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$44,521.14
Class M	22,554.14
Class C	18,830.14
Asset Manager 20%	1,842,887.08
Class I	19,349.13
Class Z	447,311.05
	$2,395,452
Fidelity Asset Manager 30%
Class A	$54,024.13
Class M	18,461.14
Class C	23,943.15
Asset Manager 30%	845,712.08
Class I	39,282.10
Class Z	123,309.05
	$1,104,731
Fidelity Asset Manager 40%
Class A	$52,518.13
Class M	9,163.12
Class C	19,975.15
Asset Manager 40%	740,105.08
Class I	27,035.13
Class Z	146,239.05
	$995,035
Fidelity Asset Manager 50%
Class A	$108,875.16
Class M	45,387.15
Class C	41,530.17
Asset Manager 50%	5,012,525.11
Class I	58,541.14
Class Z	408,710.04
	$5,675,568
Fidelity Asset Manager 60%
Class A	$145,665.17
Class M	44,604.16
Class C	50,486.18
Asset Manager 60%	1,303,109.11
Class I	99,133.17
Class Z	306,155.04
	$1,949,152
Fidelity Asset Manager 70%
Class A	$173,236.16
Class M	62,806.15
Class C	33,903.16
Asset Manager 70%	2,482,323.11
Class I	38,344.14
Class Z	419,770.04
	$3,210,382
Fidelity Asset Manager 85%
Class A	$159,311.16
Class M	44,140.16
Class C	42,744.17
Asset Manager 85%	1,335,023.12
Class I	47,097.15
Class Z	272,742.04
	$1,901,057

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.01
Fidelity Asset Manager 60%	.03
Fidelity Asset Manager 70%	.02
Fidelity Asset Manager 85%	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Asset Manager 20%	$7,999
Fidelity Asset Manager 30%	3,517
Fidelity Asset Manager 40%	3,173
Fidelity Asset Manager 50%	14,217
Fidelity Asset Manager 60%	5,329
Fidelity Asset Manager 70%	8,599
Fidelity Asset Manager 85%	4,790

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Asset Manager 20%	$355	$–	$–
Fidelity Asset Manager 30%	$374	$–	$–
Fidelity Asset Manager 40%	$490	$–	$–
Fidelity Asset Manager 50%	$13,249	$504	$–
Fidelity Asset Manager 60%	$8,708	$–	$–
Fidelity Asset Manager 70%	$15,278	$–	$–
Fidelity Asset Manager 85%	$13,817	$–	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Asset Manager 30%	13

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$53,847
Fidelity Asset Manager 30%	24,174
Fidelity Asset Manager 40%	21,613
Fidelity Asset Manager 50%	179,808
Fidelity Asset Manager 60%	67,035
Fidelity Asset Manager 70%	108,446
Fidelity Asset Manager 85%	60,476

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2022	Year ended September 30, 2021
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$630,572	$837,710
Class M	283,510	382,796
Class C	198,698	269,006
Asset Manager 20%	54,570,308	107,336,888
Class I	343,354	563,077
Class Z	21,297,620	1,008,373
Total	$77,324,062	$110,397,850
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$1,011,065	$976,110
Class M	305,860	317,690
Class C	340,107	341,803
Asset Manager 30%	30,912,052	42,858,581
Class I	1,038,707	972,524
Class Z	7,054,317	449,764
Total	$40,662,108	$45,916,472
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$1,316,316	$1,065,869
Class M	237,037	227,841
Class C	367,077	314,970
Asset Manager 40%	35,606,654	47,443,443
Class I	811,404	713,626
Class Z	11,280,176	335,262
Total	$49,618,664	$50,101,011
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$3,267,856	$2,268,334
Class M	1,345,600	853,349
Class C	1,034,511	664,806
Asset Manager 50%	232,686,581	232,851,579
Class I	2,061,277	1,452,214
Class Z	53,332,360	772,024
Total	$293,728,185	$238,862,306
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$3,902,281	$2,286,809
Class M	1,101,083	719,093
Class C	858,414	569,166
Asset Manager 60%	63,251,257	62,927,677
Class I	2,945,047	1,019,088
Class Z	42,100,720	519,556
Total	$114,158,802	$68,041,389
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$5,556,535	$3,734,070
Class M	1,832,295	1,294,808
Class C	693,159	533,593
Asset Manager 70%	125,547,326	126,288,593
Class I	1,586,971	904,646
Class Z	61,865,255	753,947
Total	$197,081,541	$133,509,657
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$5,950,158	$2,783,068
Class M	1,556,477	719,809
Class C	1,116,460	554,369
Asset Manager 85%	70,669,724	56,843,347
Class I	1,988,931	710,567
Class Z	46,775,351	688,499
Total	$128,057,101	$62,299,659

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2022	Year ended September 30, 2021	Six months ended March 31, 2022	Year ended September 30, 2021
Fidelity Asset Manager 20%
Class A
Shares sold	728,141	1,409,862	$10,563,597	$20,525,022
Reinvestment of distributions	41,188	55,957	607,834	808,902
Shares redeemed	(493,523)	(810,830)	(7,198,895)	(11,795,848)
Net increase (decrease)	275,806	654,989	$3,972,536	$9,538,076
Class M
Shares sold	159,921	558,634	$2,342,262	$8,091,782
Reinvestment of distributions	19,240	26,555	283,510	382,658
Shares redeemed	(167,391)	(384,144)	(2,436,960)	(5,548,452)
Net increase (decrease)	11,770	201,045	$188,812	$2,925,988
Class C
Shares sold	599,450	637,012	$8,555,926	$9,198,338
Reinvestment of distributions	13,397	18,553	196,198	266,184
Shares redeemed	(292,628)	(682,217)	(4,197,881)	(9,867,826)
Net increase (decrease)	320,219	(26,652)	$4,554,243	$(403,304)
Asset Manager 20%
Shares sold	23,423,330	107,249,052	$342,839,951	$1,560,247,397
Reinvestment of distributions	3,539,228	7,210,903	52,262,125	104,440,467
Shares redeemed	(31,641,813)	(177,973,422)	(460,316,717)	(2,614,200,710)
Net increase (decrease)	(4,679,255)	(63,513,467)	$(65,214,641)	$(949,512,846)
Class I
Shares sold	670,887	671,098	$9,618,202	$9,748,929
Reinvestment of distributions	21,222	35,454	313,460	513,297
Shares redeemed	(484,556)	(895,288)	(7,053,364)	(12,913,072)
Net increase (decrease)	207,553	(188,736)	$2,878,298	$(2,650,846)
Class Z
Shares sold	51,384,241	101,945,954	$761,765,851	$1,509,849,889
Reinvestment of distributions	1,442,269	67,015	21,285,234	992,235
Shares redeemed	(19,711,199)	(2,628,530)	(285,330,660)	(38,894,858)
Net increase (decrease)	33,115,311	99,384,439	$497,720,425	$1,471,947,266
Fidelity Asset Manager 30%
Class A
Shares sold	1,043,370	2,800,538	$13,234,107	$35,048,255
Reinvestment of distributions	77,287	77,276	991,956	957,581
Shares redeemed	(510,913)	(1,102,737)	(6,429,672)	(13,804,416)
Net increase (decrease)	609,744	1,775,077	$7,796,391	$22,201,420
Class M
Shares sold	325,054	694,150	$4,087,026	$8,620,882
Reinvestment of distributions	23,851	25,714	305,622	317,531
Shares redeemed	(230,146)	(389,654)	(2,872,399)	(4,837,403)
Net increase (decrease)	118,759	330,210	$1,520,249	$4,101,010
Class C
Shares sold	469,344	998,087	$5,935,202	$12,422,127
Reinvestment of distributions	26,750	27,832	340,086	341,618
Shares redeemed	(515,424)	(847,536)	(6,395,649)	(10,576,289)
Net increase (decrease)	(19,330)	178,383	$(120,361)	$2,187,456
Asset Manager 30%
Shares sold	18,681,044	76,766,661	$237,205,659	$960,259,120
Reinvestment of distributions	2,292,835	3,370,680	29,378,531	41,798,020
Shares redeemed	(25,836,053)	(72,264,103)	(324,755,042)	(914,889,932)
Net increase (decrease)	(4,862,174)	7,873,238	$(58,170,852)	$87,167,208
Class I
Shares sold	674,480	5,085,054	$8,619,053	$62,585,505
Reinvestment of distributions	77,805	73,881	996,980	919,186
Shares redeemed	(909,917)	(829,597)	(11,555,548)	(10,427,641)
Net increase (decrease)	(157,632)	4,329,338	$(1,939,515)	$53,077,050
Class Z
Shares sold	7,911,042	36,977,243	$100,726,595	$473,855,717
Reinvestment of distributions	548,077	33,117	7,020,861	420,638
Shares redeemed	(5,102,889)	(694,355)	(64,432,414)	(8,771,049)
Net increase (decrease)	3,356,230	36,316,005	$43,315,042	$465,505,306
Fidelity Asset Manager 40%
Class A
Shares sold	1,012,061	2,172,803	$13,909,352	$29,467,562
Reinvestment of distributions	94,301	80,557	1,314,710	1,064,210
Shares redeemed	(380,264)	(813,427)	(5,211,976)	(10,951,692)
Net increase (decrease)	726,098	1,439,933	$10,012,086	$19,580,080
Class M
Shares sold	87,114	316,004	$1,182,401	$4,210,428
Reinvestment of distributions	16,720	17,123	232,818	225,512
Shares redeemed	(70,472)	(216,477)	(965,435)	(2,893,801)
Net increase (decrease)	33,362	116,650	$449,784	$1,542,139
Class C
Shares sold	308,391	620,597	$4,201,247	$8,365,005
Reinvestment of distributions	26,399	24,054	366,681	314,795
Shares redeemed	(333,287)	(625,285)	(4,479,036)	(8,420,275)
Net increase (decrease)	1,503	19,366	$88,892	$259,525
Asset Manager 40%
Shares sold	20,186,507	49,346,392	$277,682,288	$662,187,189
Reinvestment of distributions	2,424,426	3,505,470	33,778,649	46,249,344
Shares redeemed	(16,024,022)	(73,870,028)	(217,819,251)	(1,010,979,291)
Net increase (decrease)	6,586,911	(21,018,166)	$93,641,686	$(302,542,758)
Class I
Shares sold	358,097	1,340,421	$4,933,426	$18,032,782
Reinvestment of distributions	46,357	39,815	645,881	526,774
Shares redeemed	(449,314)	(624,933)	(6,083,993)	(8,420,268)
Net increase (decrease)	(44,860)	755,303	$(504,686)	$10,139,288
Class Z
Shares sold	6,214,247	39,890,662	$86,690,054	$554,502,858
Reinvestment of distributions	807,476	21,755	11,250,417	287,316
Shares redeemed	(2,776,263)	(760,032)	(37,817,401)	(10,386,653)
Net increase (decrease)	4,245,460	39,152,385	$60,123,070	$544,403,521
Fidelity Asset Manager 50%
Class A
Shares sold	676,817	1,735,044	$14,725,293	$37,114,915
Reinvestment of distributions	143,146	105,783	3,168,534	2,187,174
Shares redeemed	(469,992)	(1,243,847)	(10,238,708)	(26,303,885)
Net increase (decrease)	349,971	596,980	$7,655,119	$12,998,204
Class M
Shares sold	294,949	620,472	$6,427,868	$13,320,812
Reinvestment of distributions	60,772	41,325	1,344,200	852,402
Shares redeemed	(195,795)	(377,078)	(4,199,801)	(7,944,146)
Net increase (decrease)	159,926	284,719	$3,572,267	$6,229,068
Class C
Shares sold	273,835	867,292	$5,958,256	$18,434,084
Reinvestment of distributions	46,549	32,241	1,021,893	658,029
Shares redeemed	(606,927)	(893,765)	(12,894,239)	(18,925,427)
Net increase (decrease)	(286,543)	5,768	$(5,914,090)	$166,686
Asset Manager 50%
Shares sold	18,796,201	69,869,536	$411,663,350	$1,491,366,178
Reinvestment of distributions	9,985,991	10,850,793	221,928,993	225,413,018
Shares redeemed	(31,811,805)	(144,280,839)	(691,105,656)	(3,152,432,199)
Net increase (decrease)	(3,029,613)	(63,560,510)	$(57,513,313)	$(1,435,653,003)
Class I
Shares sold	364,006	1,508,275	$7,956,969	$32,108,492
Reinvestment of distributions	85,349	65,522	1,892,581	1,360,839
Shares redeemed	(367,342)	(723,599)	(7,940,497)	(15,491,377)
Net increase (decrease)	82,013	850,198	$1,909,053	$17,977,954
Class Z
Shares sold	12,855,685	88,585,647	$285,791,948	$1,959,813,298
Reinvestment of distributions	2,405,639	36,311	53,301,109	753,741
Shares redeemed	(6,904,192)	(1,254,422)	(146,577,760)	(27,549,489)
Net increase (decrease)	8,357,132	87,367,536	$192,515,297	$1,933,017,550
Fidelity Asset Manager 60%
Class A
Shares sold	1,056,476	2,576,353	$16,619,823	$39,561,007
Reinvestment of distributions	238,708	153,084	3,845,582	2,257,993
Shares redeemed	(778,178)	(1,764,656)	(12,243,974)	(26,775,672)
Net increase (decrease)	517,006	964,781	$8,221,431	$15,043,328
Class M
Shares sold	212,025	350,985	$3,324,381	$5,257,743
Reinvestment of distributions	68,230	48,692	1,094,411	714,799
Shares redeemed	(188,248)	(605,123)	(2,957,116)	(9,098,889)
Net increase (decrease)	92,007	(205,446)	$1,461,676	$(3,126,347)
Class C
Shares sold	602,288	752,644	$9,477,067	$11,405,646
Reinvestment of distributions	53,957	39,111	856,301	568,286
Shares redeemed	(1,092,364)	(1,898,971)	(16,635,026)	(28,628,413)
Net increase (decrease)	(436,119)	(1,107,216)	$(6,301,658)	$(16,654,481)
Asset Manager 60%
Shares sold	15,626,959	49,043,133	$248,791,738	$746,664,588
Reinvestment of distributions	3,711,829	4,173,302	60,094,504	61,806,601
Shares redeemed	(13,555,097)	(117,469,809)	(212,956,125)	(1,862,009,145)
Net increase (decrease)	5,783,691	(64,253,374)	$95,930,117	$(1,053,537,956)
Class I
Shares sold	679,236	4,674,380	$10,848,713	$70,927,602
Reinvestment of distributions	178,293	66,358	2,888,342	984,091
Shares redeemed	(686,703)	(1,265,248)	(10,841,057)	(19,250,969)
Net increase (decrease)	170,826	3,475,490	$2,895,998	$52,660,724
Class Z
Shares sold	19,014,778	87,984,873	$305,465,290	$1,412,659,027
Reinvestment of distributions	2,601,636	34,565	42,068,451	511,914
Shares redeemed	(6,799,073)	(1,265,816)	(103,265,108)	(20,198,966)
Net increase (decrease)	14,817,341	86,753,622	$244,268,633	$1,392,971,975
Fidelity Asset Manager 70%
Class A
Shares sold	652,954	1,249,396	$18,323,594	$34,124,683
Reinvestment of distributions	185,884	138,527	5,366,481	3,600,309
Shares redeemed	(596,308)	(1,218,159)	(16,763,160)	(33,079,028)
Net increase (decrease)	242,530	169,764	$6,926,915	$4,645,964
Class M
Shares sold	261,898	455,346	$7,343,817	$12,421,408
Reinvestment of distributions	62,819	49,325	1,814,208	1,282,461
Shares redeemed	(215,735)	(578,608)	(6,055,272)	(15,606,649)
Net increase (decrease)	108,982	(73,937)	$3,102,753	$(1,902,780)
Class C
Shares sold	118,270	401,246	$3,322,164	$10,806,897
Reinvestment of distributions	24,031	20,534	692,811	532,444
Shares redeemed	(309,375)	(563,210)	(8,702,701)	(15,314,143)
Net increase (decrease)	(167,074)	(141,430)	$(4,687,726)	$(3,974,802)
Asset Manager 70%
Shares sold	8,225,866	29,062,137	$232,962,633	$782,822,143
Reinvestment of distributions	4,176,392	4,763,655	120,739,485	123,902,670
Shares redeemed	(10,121,644)	(93,927,866)	(285,022,571)	(2,638,189,734)
Net increase (decrease)	2,280,614	(60,102,074)	$68,679,547	$(1,731,464,921)
Class I
Shares sold	356,602	685,284	$10,255,534	$18,718,545
Reinvestment of distributions	52,797	33,387	1,527,414	869,411
Shares redeemed	(357,021)	(422,350)	(9,994,669)	(11,476,894)
Net increase (decrease)	52,378	296,321	$1,788,279	$8,111,062
Class Z
Shares sold	10,170,195	68,823,019	$295,658,477	$1,964,573,275
Reinvestment of distributions	2,141,090	27,803	61,791,848	722,611
Shares redeemed	(2,775,484)	(636,437)	(77,727,337)	(17,808,196)
Net increase (decrease)	9,535,801	68,214,385	$279,722,988	$1,947,487,690
Fidelity Asset Manager 85%
Class A
Shares sold	962,011	1,836,311	$24,753,512	$44,972,144
Reinvestment of distributions	223,610	119,112	5,909,999	2,768,163
Shares redeemed	(590,668)	(1,426,937)	(15,161,607)	(34,185,112)
Net increase (decrease)	594,953	528,486	$15,501,904	$13,555,195
Class M
Shares sold	203,225	493,185	$5,208,147	$12,127,724
Reinvestment of distributions	59,085	31,053	1,550,980	717,004
Shares redeemed	(209,887)	(353,312)	(5,351,175)	(8,698,800)
Net increase (decrease)	52,423	170,926	$1,407,952	$4,145,928
Class C
Shares sold	186,628	443,474	$4,686,783	$10,727,159
Reinvestment of distributions	42,825	24,209	1,113,453	553,652
Shares redeemed	(299,092)	(682,340)	(7,465,624)	(16,514,402)
Net increase (decrease)	(69,639)	(214,657)	$(1,665,388)	$(5,233,591)
Asset Manager 85%
Shares sold	6,597,201	25,599,439	$172,147,153	$624,540,614
Reinvestment of distributions	2,550,056	2,385,538	68,112,000	55,988,578
Shares redeemed	(6,071,569)	(64,484,368)	(157,467,357)	(1,657,361,685)
Net increase (decrease)	3,075,688	(36,499,391)	$82,791,796	$(976,832,493)
Class I
Shares sold	296,075	1,314,277	$7,514,555	$31,751,799
Reinvestment of distributions	73,939	29,937	1,969,001	700,817
Shares redeemed	(255,156)	(512,938)	(6,475,576)	(12,471,546)
Net increase (decrease)	114,858	831,276	$3,007,980	$19,981,070
Class Z
Shares sold	10,254,701	48,003,708	$271,355,161	$1,254,209,883
Reinvestment of distributions	1,760,616	28,510	46,761,952	665,713
Shares redeemed	(3,520,758)	(779,911)	(89,959,802)	(20,170,438)
Net increase (decrease)	8,494,559	47,252,307	$228,157,311	$1,234,705,158

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	% of shares held
Fidelity Asset Manager 20%	29%
Fidelity Asset Manager 60%	35%
Fidelity Asset Manager 70%	30%
Fidelity Asset Manager 85%	35%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Asset Manager 20%
Class A	.81%
Actual		$1,000.00	$973.00	$3.98
Hypothetical-C		$1,000.00	$1,020.89	$4.08
Class M	1.06%
Actual		$1,000.00	$972.50	$5.21
Hypothetical-C		$1,000.00	$1,019.65	$5.34
Class C	1.56%
Actual		$1,000.00	$969.70	$7.66
Hypothetical-C		$1,000.00	$1,017.15	$7.85
Asset Manager 20%	.50%
Actual		$1,000.00	$975.20	$2.46
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class I	.55%
Actual		$1,000.00	$974.90	$2.71
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class Z	.47%
Actual		$1,000.00	$974.70	$2.31
Hypothetical-C		$1,000.00	$1,022.59	$2.37
Fidelity Asset Manager 30%
Class A	.82%
Actual		$1,000.00	$973.50	$4.03
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.07%
Actual		$1,000.00	$971.60	$5.26
Hypothetical-C		$1,000.00	$1,019.60	$5.39
Class C	1.58%
Actual		$1,000.00	$969.30	$7.76
Hypothetical-C		$1,000.00	$1,017.05	$7.95
Asset Manager 30%	.51%
Actual		$1,000.00	$974.20	$2.51
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class I	.54%
Actual		$1,000.00	$974.00	$2.66
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Class Z	.49%
Actual		$1,000.00	$974.40	$2.41
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Asset Manager 40%
Class A	.82%
Actual		$1,000.00	$974.70	$4.04
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.06%
Actual		$1,000.00	$973.40	$5.22
Hypothetical-C		$1,000.00	$1,019.65	$5.34
Class C	1.59%
Actual		$1,000.00	$970.70	$7.81
Hypothetical-C		$1,000.00	$1,017.00	$8.00
Asset Manager 40%	.52%
Actual		$1,000.00	$976.20	$2.56
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class I	.56%
Actual		$1,000.00	$975.30	$2.76
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class Z	.49%
Actual		$1,000.00	$975.80	$2.41
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Asset Manager 50%
Class A	.90%
Actual		$1,000.00	$976.20	$4.43
Hypothetical-C		$1,000.00	$1,020.44	$4.53
Class M	1.14%
Actual		$1,000.00	$975.00	$5.61
Hypothetical-C		$1,000.00	$1,019.25	$5.74
Class C	1.66%
Actual		$1,000.00	$972.10	$8.16
Hypothetical-C		$1,000.00	$1,016.65	$8.35
Asset Manager 50%	.60%
Actual		$1,000.00	$977.30	$2.96
Hypothetical-C		$1,000.00	$1,021.94	$3.02
Class I	.63%
Actual		$1,000.00	$977.60	$3.11
Hypothetical-C		$1,000.00	$1,021.79	$3.18
Class Z	.53%
Actual		$1,000.00	$978.20	$2.61
Hypothetical-C		$1,000.00	$1,022.29	$2.67
Fidelity Asset Manager 60%
Class A	.98%
Actual		$1,000.00	$978.30	$4.83
Hypothetical-C		$1,000.00	$1,020.04	$4.94
Class M	1.22%
Actual		$1,000.00	$976.80	$6.01
Hypothetical-C		$1,000.00	$1,018.85	$6.14
Class C	1.74%
Actual		$1,000.00	$974.30	$8.56
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Asset Manager 60%	.66%
Actual		$1,000.00	$979.70	$3.26
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class I	.73%
Actual		$1,000.00	$979.50	$3.60
Hypothetical-C		$1,000.00	$1,021.29	$3.68
Class Z	.60%
Actual		$1,000.00	$980.20	$2.96
Hypothetical-C		$1,000.00	$1,021.94	$3.02
Fidelity Asset Manager 70%
Class A	.95%
Actual		$1,000.00	$983.10	$4.70
Hypothetical-C		$1,000.00	$1,020.19	$4.78
Class M	1.20%
Actual		$1,000.00	$981.80	$5.93
Hypothetical-C		$1,000.00	$1,018.95	$6.04
Class C	1.71%
Actual		$1,000.00	$979.40	$8.44
Hypothetical-C		$1,000.00	$1,016.40	$8.60
Asset Manager 70%	.66%
Actual		$1,000.00	$984.70	$3.27
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class I	.68%
Actual		$1,000.00	$984.10	$3.36
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class Z	.59%
Actual		$1,000.00	$984.80	$2.92
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Fidelity Asset Manager 85%
Class A	.96%
Actual		$1,000.00	$987.60	$4.76
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.21%
Actual		$1,000.00	$986.30	$5.99
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.73%
Actual		$1,000.00	$983.50	$8.56
Hypothetical-C		$1,000.00	$1,016.31	$8.70
Asset Manager 85%	.67%
Actual		$1,000.00	$989.20	$3.32
Hypothetical-C		$1,000.00	$1,021.59	$3.38
Class I	.70%
Actual		$1,000.00	$988.80	$3.47
Hypothetical-C		$1,000.00	$1,021.44	$3.53
Class Z	.59%
Actual		$1,000.00	$989.30	$2.93
Hypothetical-C		$1,000.00	$1,021.99	$2.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AR-SANN-0522
1.878280.114

Fidelity® Health Savings Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Holdings as of March 31, 2022

% of fund's net assets
Fidelity International Bond Index Fund	21.7
Fidelity Long-Term Treasury Bond Index Fund	9.6
Apple, Inc.	1.3
Microsoft Corp.	1.3
Alphabet, Inc. Class A	0.9
Amazon.com, Inc.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd.	0.3
Prologis (REIT), Inc.	0.3
Meta Platforms, Inc. Class A	0.3
UnitedHealth Group, Inc.	0.3
36.7

Market Sectors as of March 31, 2022

% of fund's net assets
Information Technology	7.5
Financials	6.7
Industrials	4.5
Consumer Discretionary	4.1
Energy	3.7
Communication Services	3.6
Health Care	3.3
Real Estate	2.6
Consumer Staples	2.3
Materials	1.6
Utilities	1.0

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	20.3%
AAA,AA,A	4.0%
BBB	3.8%
BB and Below	9.2%
Not Rated	1.5%
Equities*	59.9%
Short-Term Investments and Net Other Assets	1.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks and Equity Futures*	28.6%
Bonds	66.1%
Convertible Securities	0.1%
Other Investments	4.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.1%

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	82.1%
Cayman Islands	2.1%
United Kingdom	1.2%
Mexico	1.2%
Canada	0.6%
Netherlands	0.9%
France	0.6%
India	0.5%
Japan	0.5%
Other	10.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy Central and Money Market Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 17.9% of net assets.

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)(b)	74,316	$458,532
Fidelity Emerging Markets Equity Central Fund (b)	6,665	1,437,280
Fidelity International Equity Central Fund (b)	15,442	1,472,902
Fidelity Real Estate Equity Central Fund (b)	4,398	669,706
Fidelity U.S. Equity Central Fund (a)(b)	66,354	8,217,948
TOTAL EQUITY CENTRAL FUNDS
(Cost $11,998,183)		12,256,368

Fixed-Income Central Funds - 39.7%
High Yield Fixed-Income Funds - 14.5%
Fidelity Emerging Markets Debt Central Fund (b)	485,120	4,021,645
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	767	67,753
Fidelity Floating Rate Central Fund (b)	15,939	1,589,893
Fidelity High Income Central Fund (b)	4,452	492,616

TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,171,907

Investment Grade Fixed-Income Funds - 25.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)	52,954	5,519,372
Fidelity Investment Grade Bond Central Fund (b)	48,951	5,242,160

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,761,532

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $17,880,332)		16,933,439

Money Market Central Funds - 0.2%
Fidelity Cash Central Fund 0.31% (c)
(Cost $79,668)	79,652	79,668

Fixed-Income Funds - 31.3%
Fidelity International Bond Index Fund (d)	971,530	9,248,970
Fidelity Long-Term Treasury Bond Index Fund (d)	311,697	4,108,166
TOTAL FIXED-INCOME FUNDS
(Cost $14,383,783)		13,357,136
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $44,341,966)		42,626,611
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,731
NET ASSETS - 100%		$42,628,342

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$412,124	$240,489	$572,945	$36	$--	$--	$79,668	0.0%
Fidelity Commodity Strategy Central Fund	570,091	198,704	444,537	--	38,955	95,319	458,532	0.1%
Fidelity Emerging Markets Debt Central Fund	3,112,477	1,308,106	44,922	82,274	(1,688)	(352,328)	4,021,645	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	72,677	3,984	--	3,983	--	(8,908)	67,753	0.1%
Fidelity Emerging Markets Equity Central Fund	432,005	1,303,270	100,172	32,821	92,290	(290,113)	1,437,280	0.1%
Fidelity Floating Rate Central Fund	859,984	752,777	6,874	26,718	(43)	(15,951)	1,589,893	0.0%
Fidelity High Income Central Fund	535,809	136,192	159,990	12,894	20	(19,415)	492,616	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	4,822,631	1,884,670	735,858	438,383	(24,592)	(427,479)	5,519,372	0.8%
Fidelity International Equity Central Fund	1,712,393	1,088,829	1,091,529	134,890	(85,595)	(151,196)	1,472,902	0.0%
Fidelity Investment Grade Bond Central Fund	3,496,949	2,432,419	381,208	47,583	(8,701)	(297,299)	5,242,160	0.0%
Fidelity Real Estate Equity Central Fund	491,863	351,555	205,340	7,290	(10,348)	41,976	669,706	0.0%
Fidelity U.S. Equity Central Fund	5,794,947	3,454,668	517,434	589,116	(42,471)	(471,762)	8,217,948	0.0%
Total	$22,313,950	$13,155,663	$4,260,809	$1,375,988	$(42,173)	$(1,897,156)	$29,269,475

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity International Bond Index Fund	$7,467,781	$2,634,025	$385,752	$22,934	$(7,146)	$(459,938)	$9,248,970
Fidelity Long-Term Treasury Bond Index Fund	3,516,985	1,286,574	294,434	58,120	(3,511)	(397,448)	4,108,166
Total	$10,984,766	$3,920,599	$680,186	$81,054	$(10,657)	$(857,386)	$13,357,136

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$12,256,368	$12,256,368	$--	$--
Fixed-Income Central Funds	16,933,439	16,933,439	--	--
Money Market Central Funds	79,668	79,668	--	--
Fixed-Income Funds	13,357,136	13,357,136	--	--
Total Investments in Securities:	$42,626,611	$42,626,611	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $29,958,183)	$29,269,475
Other affiliated issuers (cost $14,383,783)	13,357,136
Total Investment in Securities (cost $44,341,966)		$42,626,611
Cash		2,120
Receivable for fund shares sold		112,309
Distributions receivable from Fidelity Central Funds		11
Total assets		42,741,051
Liabilities
Payable for investments purchased	$89,686
Payable for fund shares redeemed	9,179
Accrued management fee	13,844
Total liabilities		112,709
Net Assets		$42,628,342
Net Assets consist of:
Paid in capital		$43,755,146
Total accumulated earnings (loss)		(1,126,804)
Net Assets		$42,628,342
Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund:
Net Asset Value, offering price and redemption price per share ($20,190,928 ÷ 1,902,773 shares)		$10.61
Class K:
Net Asset Value, offering price and redemption price per share ($22,437,414 ÷ 2,114,353 shares)		$10.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$65,184
Income from Fidelity Central Funds		580,802
Total income		645,986
Expenses
Management fee	$78,048
Independent trustees' fees and expenses	58
Total expenses before reductions	78,106
Expense reductions	(2)
Total expenses after reductions		78,104
Net investment income (loss)		567,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,791)
Fidelity Central Funds	(42,173)
Other affiliated issuers	(10,657)
Capital gain distributions from underlying funds:
Affiliated issuers	811,056
Total net realized gain (loss)		734,435
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	25,834
Fidelity Central Funds	(1,897,156)
Other affiliated issuers	(857,386)
Total change in net unrealized appreciation (depreciation)		(2,728,708)
Net gain (loss)		(1,994,273)
Net increase (decrease) in net assets resulting from operations		$(1,426,391)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$567,882	$309,505
Net realized gain (loss)	734,435	139,352
Change in net unrealized appreciation (depreciation)	(2,728,708)	771,817
Net increase (decrease) in net assets resulting from operations	(1,426,391)	1,220,674
Distributions to shareholders	(886,365)	(272,227)
Share transactions - net increase (decrease)	11,445,747	24,915,306
Total increase (decrease) in net assets	9,132,991	25,863,753
Net Assets
Beginning of period	33,495,351	7,631,598
End of period	$42,628,342	$33,495,351

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Savings Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.16	.16	.08
Net realized and unrealized gain (loss)	(.50)	.76	.46
Total from investment operations	(.34)	.92	.54
Distributions from net investment income	(.19)	(.11)	(.06)
Distributions from net realized gain	(.07)	(.08)	–
Total distributions	(.26)	(.19)	(.06)
Net asset value, end of period	$10.61	$11.21	$10.48
Total ReturnD,E	(3.19)%	8.81%	5.41%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.45%H	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%H
Expenses net of all reductions	.45%H	.45%	.45%H
Net investment income (loss)	2.85%H	1.48%	1.36%H
Supplemental Data
Net assets, end of period (000 omitted)	$20,191	$16,668	$4,324
Portfolio turnover rateI	22%H	31%	43%H

 A For the period March 2, 2020 (commencement of operations) through September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Health Savings Fund Class K

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.16	.18	.09
Net realized and unrealized gain (loss)	(.50)	.75	.45
Total from investment operations	(.34)	.93	.54
Distributions from net investment income	(.20)	(.12)	(.06)
Distributions from net realized gain	(.07)	(.08)	–
Total distributions	(.26)D	(.20)	(.06)
Net asset value, end of period	$10.61	$11.21	$10.48
Total ReturnE,F	(3.13)%	8.92%	5.45%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.35%I	.35%	.35%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.35%I
Net investment income (loss)	2.95%I	1.58%	1.46%I
Supplemental Data
Net assets, end of period (000 omitted)	$22,437	$16,827	$3,308
Portfolio turnover rateJ	22%I	31%	43%I

 A For the period March 2, 2020 (commencement of operations) through September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares are available only to certain Fidelity health savings accounts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.03%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$772,408
Gross unrealized depreciation	(2,675,078)
Net unrealized appreciation (depreciation)	$(1,902,670)
Tax cost	$44,529,281

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	16,497,181	4,298,793

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2022	Year ended September 30, 2021
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$430,373	$139,713
Class K	455,992	132,514
Total	$886,365	$272,227

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2022	Year ended September 30, 2021	Six months ended March 31, 2022	Year ended September 30, 2021
Fidelity Health Savings Fund
Fidelity Health Savings Fund
Shares sold	522,721	1,320,256	$5,811,281	$14,576,955
Reinvestment of distributions	37,912	12,630	424,743	138,741
Shares redeemed	(144,728)	(258,681)	(1,592,938)	(2,879,082)
Net increase (decrease)	415,905	1,074,205	$4,643,086	$11,836,614
Class K
Shares sold	693,619	1,379,785	$7,674,856	$15,252,968
Reinvestment of distributions	40,617	12,023	454,921	132,407
Shares redeemed	(120,656)	(206,641)	(1,327,116)	(2,306,683)
Net increase (decrease)	613,580	1,185,167	$6,802,661	$13,078,692

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Health Savings Fund
Fidelity Health Savings Fund	.45%
Actual		$1,000.00	$968.10	$2.21
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class K	.35%
Actual		$1,000.00	$968.70	$1.72
Hypothetical-C		$1,000.00	$1,023.19	$1.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HSF-SANN-0522
1.9897538.102

Fidelity® Health Savings Index Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Ten Holdings as of March 31, 2022

% of fund's net assets
Fidelity International Bond Index Fund	21.7
Fidelity Total Market Index Fund	19.3
Fidelity U.S. Bond Index Fund	12.4
Fidelity Long-Term Treasury Bond Index Fund	9.7
iShares JPMorgan USD Emerging Markets Bond ETF	9.2
Invesco Senior Loan ETF	3.7
Fidelity International Index Fund	3.5
Fidelity Emerging Markets Index Fund	3.4
Fidelity Real Estate Index Fund	1.5
iShares iBoxx $ High Yield Corporate Bond ETF	1.1
85.5

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	13.0%
Equities	86.8%
Short-Term Investments and Net Other Assets	0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks, Investment Companies and Equity Futures	43.0%
Bonds	56.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 0.0% of net assets.

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.9%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	20,226	$220,261
Fidelity Emerging Markets Index Fund (a)	62,902	702,621
Fidelity International Index Fund (a)	15,988	735,288
Fidelity Real Estate Index Fund (a)	17,012	322,549
Fidelity Total Market Index Fund (a)	31,552	3,993,195
TOTAL EQUITY FUNDS
(Cost $5,442,900)		5,973,914

Fixed-Income Central Funds - 13.0%
Investment Grade Fixed-Income Funds - 13.0%
Fidelity Inflation-Protected Bond Index Central Fund (b)
(Cost $2,799,510)	25,731	2,681,927

Money Market Central Funds - 0.2%
Fidelity Cash Central Fund 0.31% (c)
(Cost $44,605)	44,596	44,605

Investment Companies - 14.1%
Invesco Senior Loan ETF	35,246	767,305
iShares iBoxx $ High Yield Corporate Bond ETF	2,694	221,689
iShares JPMorgan USD Emerging Markets Bond ETF	19,503	1,906,613
VanEck JP Morgan EM Local Currency Bond ETF	1,352	36,490
TOTAL INVESTMENT COMPANIES
(Cost $3,183,175)		2,932,097

Fixed-Income Funds - 43.8%
Fidelity International Bond Index Fund (a)	472,700	4,500,108
Fidelity Long-Term Treasury Bond Index Fund (a)	151,508	1,996,874
Fidelity U.S. Bond Index Fund (a)	228,990	2,569,266
TOTAL FIXED-INCOME FUNDS
(Cost $9,720,620)		9,066,248
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,190,810)		20,698,791
NET OTHER ASSETS (LIABILITIES) - 0.0%		7,687
NET ASSETS - 100%		$20,706,478

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$210,775	$831,677	$997,847	$23	$--	$--	$44,605	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,419,451	822,903	345,911	208,280	(9,255)	(205,261)	2,681,927	0.4%
Total	$2,630,226	$1,654,580	$1,343,758	$208,303	$(9,255)	$(205,261)	$2,726,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$286,031	$85,764	$217,897	$--	$23,385	$42,978	$220,261
Fidelity Emerging Markets Index Fund	220,417	650,095	113,934	3,828	1,945	(55,902)	702,621
Fidelity International Bond Index Fund	3,740,867	1,154,351	170,095	11,274	(1,949)	(223,066)	4,500,108
Fidelity International Index Fund	865,890	371,601	439,965	28,690	(19,321)	(42,917)	735,288
Fidelity Long-Term Treasury Bond Index Fund	1,774,229	562,350	147,705	27,862	(7,353)	(184,647)	1,996,874
Fidelity Real Estate Index Fund	247,857	160,340	98,685	4,262	(4,819)	17,856	322,549
Fidelity Total Market Index Fund	2,916,306	1,327,297	313,443	36,457	(8,959)	71,994	3,993,195
Fidelity U.S. Bond Index Fund	1,797,049	1,461,502	526,931	24,471	(12,646)	(149,708)	2,569,266
Total	$11,848,646	$5,773,300	$2,028,655	$136,844	$(29,717)	$(523,412)	$15,040,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$5,973,914	$5,973,914	$--	$--
Fixed-Income Central Funds	2,681,927	2,681,927	--	--
Money Market Central Funds	44,605	44,605	--	--
Investment Companies	2,932,097	2,932,097	--	--
Fixed-Income Funds	9,066,248	9,066,248	--	--
Total Investments in Securities:	$20,698,791	$20,698,791	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,183,175)	$2,932,097
Fidelity Central Funds (cost $2,844,115)	2,726,532
Other affiliated issuers (cost $15,163,520)	15,040,162
Total Investment in Securities (cost $21,190,810)		$20,698,791
Cash		9,365
Receivable for investments sold		13,241
Receivable for fund shares sold		12,422
Dividends receivable		5
Distributions receivable from Fidelity Central Funds		7
Total assets		20,733,831
Liabilities
Payable for fund shares redeemed	$25,663
Accrued management fee	1,690
Total liabilities		27,353
Net Assets		$20,706,478
Net Assets consist of:
Paid in capital		$21,217,753
Total accumulated earnings (loss)		(511,275)
Net Assets		$20,706,478
Net Asset Value, offering price and redemption price per share ($20,706,478 ÷ 1,969,412 shares)		$10.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$49,944
Affiliated issuers		76,210
Income from Fidelity Central Funds		208,303
Total income		334,457
Expenses
Management fee	$14,145
Independent trustees' fees and expenses	28
Total expenses before reductions	14,173
Expense reductions	(4,717)
Total expenses after reductions		9,456
Net investment income (loss)		325,001
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,468)
Fidelity Central Funds	(9,255)
Other affiliated issuers	(29,717)
Capital gain distributions from underlying funds:
Affiliated issuers	60,634
Total net realized gain (loss)		10,194
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(218,378)
Fidelity Central Funds	(205,261)
Other affiliated issuers	(523,412)
Total change in net unrealized appreciation (depreciation)		(947,051)
Net gain (loss)		(936,857)
Net increase (decrease) in net assets resulting from operations		$(611,856)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$325,001	$150,093
Net realized gain (loss)	10,194	46,059
Change in net unrealized appreciation (depreciation)	(947,051)	306,805
Net increase (decrease) in net assets resulting from operations	(611,856)	502,957
Distributions to shareholders	(404,822)	(122,842)
Share transactions
Proceeds from sales of shares	6,584,526	15,858,209
Reinvestment of distributions	402,994	122,520
Cost of shares redeemed	(2,128,473)	(3,105,773)
Net increase (decrease) in net assets resulting from share transactions	4,859,047	12,874,956
Total increase (decrease) in net assets	3,842,369	13,255,071
Net Assets
Beginning of period	16,864,109	3,609,038
End of period	$20,706,478	$16,864,109
Other Information
Shares
Sold	601,922	1,447,681
Issued in reinvestment of distributions	36,330	11,240
Redeemed	(193,305)	(281,036)
Net increase (decrease)	444,947	1,177,885

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Savings Index Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.06	$10.41	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.19	.17	.06
Net realized and unrealized gain (loss)	(.50)	.66	.40
Total from investment operations	(.31)	.83	.46
Distributions from net investment income	(.21)	(.14)	(.05)
Distributions from net realized gain	(.03)	(.04)	–
Total distributions	(.24)	(.18)	(.05)
Net asset value, end of period	$10.51	$11.06	$10.41
Total ReturnD,E	(2.90)%	7.99%	4.58%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.15%H	.15%	.15%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%H
Net investment income (loss)	3.45%H	1.51%	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$20,706	$16,864	$3,609
Portfolio turnover rateI	27%H	42%	71%H

 A For the period March 2, 2020 (commencement of operations) through September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$594,321
Gross unrealized depreciation	(1,166,174)
Net unrealized appreciation (depreciation)	$(571,853)
Tax cost	$21,270,644

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	7,548,779	2,581,220

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Index Fund	$7

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2023. For the period, management fees were reduced by $4,715.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Health Savings Index Fund	.10%
Actual		$1,000.00	$971.00	$.49
Hypothetical-C		$1,000.00	$1,024.43	$.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HSI-SANN-0522
1.9897520.102

Fidelity® Sustainable Multi-Asset Fund

Semi-Annual Report

March 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity U.S. Sustainability Index Fund	25.1
Fidelity Sustainability Bond Index Fund	20.0
Fidelity Sustainable International Equity Fund	17.7
Fidelity Sustainable U.S. Equity Fund	10.8
Fidelity Sustainable Emerging Markets Equity Fund	10.7
Fidelity International Sustainability Index Fund	6.9
Fidelity Inflation-Protected Bond Index Fund	4.8
Fidelity Long-Term Treasury Bond Index Fund	4.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.9%
International Equity Funds	35.3%
Bond Funds	28.8%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.9%
	Shares	Value
Fidelity Sustainable U.S. Equity Fund (a)	22,308	$230,662
Fidelity U.S. Sustainability Index Fund (a)	27,003	538,708
TOTAL DOMESTIC EQUITY FUNDS
(Cost $754,676)		769,370

International Equity Funds - 35.3%
Fidelity International Sustainability Index Fund (a)	12,207	149,168
Fidelity Sustainable Emerging Markets Equity Fund (a)	25,764	229,303
Fidelity Sustainable International Equity Fund (a)	40,776	378,404
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $779,733)		756,875

Bond Funds - 28.8%
Fidelity Inflation-Protected Bond Index Fund (a)	9,410	101,820
Fidelity Long-Term Treasury Bond Index Fund (a)	6,566	86,544
Fidelity Sustainability Bond Index Fund (a)	42,639	427,674
TOTAL BOND FUNDS
(Cost $625,774)		616,038
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,160,183)		2,142,283
NET OTHER ASSETS (LIABILITIES) - 0.0%		(297)
NET ASSETS - 100%		$2,141,986

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$100,000	$100,000	$--	$--	$--	$--	0.0%
Total	$--	$100,000	$100,000	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$--	$107,405	$5,432	$--	$(3)	$(150)	$101,820
Fidelity International Sustainability Index Fund	--	152,214	1	--	--	(3,045)	149,168
Fidelity Long-Term Treasury Bond Index Fund	--	90,325	1,572	157	19	(2,228)	86,544
Fidelity Sustainability Bond Index Fund	--	440,523	5,525	567	34	(7,358)	427,674
Fidelity Sustainable Emerging Markets Equity Fund	--	245,759	3,831	--	(474)	(12,151)	229,303
Fidelity Sustainable International Equity Fund	--	386,066	2	--	--	(7,660)	378,404
Fidelity Sustainable U.S. Equity Fund	--	246,694	19,381	--	(40)	3,389	230,662
Fidelity U.S. Sustainability Index Fund	--	573,809	46,627	--	223	11,303	538,708
Total	$--	$2,242,795	$82,371	$724	$(241)	$(17,900)	$2,142,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$769,370	$769,370	$--	$--
International Equity Funds	756,875	756,875	--	--
Bond Funds	616,038	616,038	--	--
Total Investments in Securities:	$2,142,283	$2,142,283	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (cost $2,160,183) — See accompanying schedule		$2,142,283
Receivable for investments sold		71,966
Receivable for fund shares sold		20,811
Total assets		2,235,060
Liabilities
Payable for investments purchased	$67,866
Payable for fund shares redeemed	24,846
Accrued management fee	84
Distribution and service plan fees payable	278
Total liabilities		93,074
Net Assets		$2,141,986
Net Assets consist of:
Paid in capital		$2,159,972
Total accumulated earnings (loss)		(17,986)
Net Assets		$2,141,986
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($194,508 ÷ 20,055 shares)(a)		$9.70
Maximum offering price per share (100/94.25 of $9.70)		$10.29
Class M:
Net Asset Value and redemption price per share ($193,911 ÷ 20,000 shares)(a)		$9.70
Maximum offering price per share (100/96.50 of $9.70)		$10.05
Class C:
Net Asset Value and offering price per share ($213,780 ÷ 22,064 shares)(a)		$9.69
Fidelity Sustainable Multi-Asset Fund:
Net Asset Value, offering price and redemption price per share ($1,294,411 ÷ 133,419 shares)		$9.70
Class I:
Net Asset Value, offering price and redemption price per share ($245,376 ÷ 25,291 shares)		$9.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 10, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Investment Income
Dividends (including $724 earned from affiliated issuers)		$724
Expenses
Management fee	$192
Distribution and service plan fees	458
Total expenses before reductions	650
Expense reductions	(81)
Total expenses after reductions		569
Net investment income (loss)		155
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(241)
Total net realized gain (loss)		(241)
Change in net unrealized appreciation (depreciation) on investment securities		(17,900)
Net gain (loss)		(18,141)
Net increase (decrease) in net assets resulting from operations		$(17,986)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 10, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155
Net realized gain (loss)	(241)
Change in net unrealized appreciation (depreciation)	(17,900)
Net increase (decrease) in net assets resulting from operations	(17,986)
Share transactions - net increase (decrease)	2,159,972
Total increase (decrease) in net assets	2,141,986
Net Assets
Beginning of period	–
End of period	$2,141,986

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainable Multi-Asset Fund Class A

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.30)
Net asset value, end of period	$9.70
Total ReturnE,F	(3.00)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.34%I,J
Expenses net of fee waivers, if any	.30%I
Expenses net of all reductions	.30%I
Net investment income (loss)	.06%I
Supplemental Data
Net assets, end of period (000 omitted)	$195
Portfolio turnover rateK	5%L

 A For the period February 10, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Multi-Asset Fund Class M

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.30)
Net asset value, end of period	$9.70
Total ReturnE,F	(3.00)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.59%I,J
Expenses net of fee waivers, if any	.55%I
Expenses net of all reductions	.55%I
Net investment income (loss)	(.19)%I
Supplemental Data
Net assets, end of period (000 omitted)	$194
Portfolio turnover rateK	5%L

 A For the period February 10, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Multi-Asset Fund Class C

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.01)
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.31)
Net asset value, end of period	$9.69
Total ReturnD,E	(3.10)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	1.08%H,I
Expenses net of fee waivers, if any	1.05%H
Expenses net of all reductions	1.05%H
Net investment income (loss)	(.69)%H
Supplemental Data
Net assets, end of period (000 omitted)	$214
Portfolio turnover rateJ	5%K

 A For the period February 10, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Multi-Asset Fund

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.30)
Net asset value, end of period	$9.70
Total ReturnE	(3.00)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.09%H,I
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,294
Portfolio turnover rateJ	5%K

 A For the period February 10, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Sustainable Multi-Asset Fund Class I

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.30)
Net asset value, end of period	$9.70
Total ReturnE	(3.00)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.10%H
Expenses net of fee waivers, if any	.05%H
Expenses net of all reductions	.05%H
Net investment income (loss)	.31%H
Supplemental Data
Net assets, end of period (000 omitted)	$245
Portfolio turnover rateI	5%J

 A For the period February 10, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund offers Class A, Class M, Class C, Sustainable Multi-Asset and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,722
Gross unrealized depreciation	(40,626)
Net unrealized appreciation (depreciation)	$(17,904)
Tax cost	$2,160,187

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	2,242,795	82,371

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$66	$66
Class M	.25%	.25%	131	132
Class C	.75%	.25%	261	261
			$458	$459

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.30%	$11
Class M	.55%	10
Class C	1.05%	7
Fidelity Sustainable Multi-Asset Fund	.05%	39
Class I	.05%	14
		$81

6. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended March 31, 2022(a)	Six months ended March 31, 2022(a)
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	20,055	$200,529
Net increase (decrease)	20,055	$200,529
Class M
Shares sold	20,000	$200,000
Net increase (decrease)	20,000	$200,000
Class C
Shares sold	22,064	$220,000
Net increase (decrease)	22,064	$220,000
Fidelity Sustainable Multi-Asset Fund
Shares sold	135,992	$1,314,398
Shares redeemed	(2,573)	(24,955)
Net increase (decrease)	133,419	$1,289,443
Class I
Shares sold	25,291	$250,000
Net increase (decrease)	25,291	$250,000

 (a) For the period February 10, 2022 (commencement of operations) through March 31, 2022.

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Affiliated %
Fidelity Sustainable International Equity Fund	15%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Fund	Affiliated %
Fidelity Sustainable Multi-Asset Fund	45%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 10, 2022 to March 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value March 31, 2022	Expenses Paid During Period
Fidelity Sustainable Multi-Asset Fund
Class A	.30%
Actual		$1,000.00	$970.00	$.40-B
Hypothetical-C		$1,000.00	$1,023.44	$1.51-D
Class M	.55%
Actual		$1,000.00	$970.00	$.74-B
Hypothetical-C		$1,000.00	$1,022.19	$2.77-D
Class C	1.05%
Actual		$1,000.00	$969.00	$1.42-B
Hypothetical-C		$1,000.00	$1,019.70	$5.29-D
Fidelity Sustainable Multi-Asset Fund	.05%
Actual		$1,000.00	$970.00	$.07-B
Hypothetical-C		$1,000.00	$1,024.68	$.25-D
Class I	.05%
Actual		$1,000.00	$970.00	$.07-B
Hypothetical-C		$1,000.00	$1,024.68	$.25-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 50/365 (to reflect the period February 10, 2022 to March 31, 2022).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainable Multi-Asset Fund

At its November 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, which the Board is familiar with through its supervision of other Fidelity asset allocation funds, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity’s global investment organization and that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s risk management, compliance, cybersecurity and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the Fidelity funds' compliance policies and procedures

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contract. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contract, the Board considered the fund’s proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of each class of the fund. The Board noted that the fund’s proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board considered that the fund has a unitary fee that covers expenses beyond the management fee whereas the majority of competitive funds do not have unitary fees. The Board also considered that after the effect of the contractual expense arrangement discussed below, which unless renewed by the Board expires on January 31, 2024, the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, with the competitors’ total net expenses including acquired fund fees and expenses.

The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. This contractual arrangement may not be amended to increase the fees or expenses payable by each class of the fund except by a vote of a majority of the Board of Trustees of the fund.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be approved.

MAF-SANN-0522
1.9904617.100

Moderate with Income Allocation Fund

Balanced Allocation Fund

Growth Allocation Fund

Aggressive Growth Allocation Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Moderate with Income Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Balanced Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Aggressive Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Moderate with Income Allocation Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity U.S. Bond Index Fund	50.0
Fidelity Total Market Index Fund	21.0
Fidelity Short-Term Bond Index Fund	20.0
Fidelity Total International Index Fund	9.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.0%
International Equity Funds	9.0%
Bond Funds	70.0%

Moderate with Income Allocation Fund

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.0%
	Shares	Value
Fidelity Total Market Index Fund (a)
(Cost $25,559)	202	25,550

International Equity Funds - 9.0%
Fidelity Total International Index Fund (a)
(Cost $11,462)	814	10,950

Bond Funds - 70.0%
Fidelity Short-Term Bond Index Fund (a)	2,491	24,333
Fidelity U.S. Bond Index Fund (a)	5,422	60,832
TOTAL BOND FUNDS
(Cost $87,442)		85,165
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $124,463)		121,665
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$121,665

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$100,000	$100,000	$--	$--	$--	$--	0.0%
Total	$--	$100,000	$100,000	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Short-Term Bond Index Fund	$--	$25,100	$292	$24	$--	$(475)	$24,333
Fidelity Total International Index Fund	--	11,545	78	--	(5)	(512)	10,950
Fidelity Total Market Index Fund	--	26,738	1,161	--	(17)	(10)	25,550
Fidelity U.S. Bond Index Fund	--	63,333	699	154	(1)	(1,801)	60,832
Total	$--	$126,716	$2,230	$178	$(23)	$(2,798)	$121,665

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$25,550	$25,550	$--	$--
International Equity Funds	10,950	10,950	--	--
Bond Funds	85,165	85,165	--	--
Total Investments in Securities:	$121,665	$121,665	$--	$--

See accompanying notes which are an integral part of the financial statements.

Moderate with Income Allocation Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (cost $124,463) — See accompanying schedule		$121,665
Receivable for investments sold		1,237
Total assets		122,902
Liabilities
Payable for investments purchased	$1,237
Total liabilities		1,237
Net Assets		$121,665
Net Assets consist of:
Paid in capital		$124,345
Total accumulated earnings (loss)		(2,680)
Net Assets		$121,665
Net Asset Value, offering price and redemption price per share ($121,665 ÷ 12,484 shares)		$9.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 9, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Investment Income
Dividends (including $178 earned from affiliated issuers)		$178
Expenses
Management fee	$16
Total expenses before reductions	16
Expense reductions	(16)
Net investment income (loss)		178
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(23)
Total net realized gain (loss)		(23)
Change in net unrealized appreciation (depreciation) on investment securities		(2,798)
Net gain (loss)		(2,821)
Net increase (decrease) in net assets resulting from operations		$(2,643)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 9, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$178
Net realized gain (loss)	(23)
Change in net unrealized appreciation (depreciation)	(2,798)
Net increase (decrease) in net assets resulting from operations	(2,643)
Distributions to shareholders	(37)
Share transactions
Proceeds from sales of shares	124,313
Reinvestment of distributions	37
Cost of shares redeemed	(5)
Net increase (decrease) in net assets resulting from share transactions	124,345
Total increase (decrease) in net assets	121,665
Net Assets
Beginning of period	–
End of period	$121,665
Other Information
Shares
Sold	12,481
Issued in reinvestment of distributions	4
Redeemed	(1)
Net increase (decrease)	12,484

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Moderate with Income Allocation Fund

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.02
Net realized and unrealized gain (loss)	(.27)
Total from investment operations	(.25)
Distributions from net investment income	–D
Total distributions	–D
Net asset value, end of period	$9.75
Total ReturnE,F	(2.47)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.10%I
Expenses net of fee waivers, if any	- %I
Expenses net of all reductions	- %I
Net investment income (loss)	1.11%I
Supplemental Data
Net assets, end of period (000 omitted)	$122
Portfolio turnover rateJ	2%K

 A For the period February 9, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Balanced Allocation Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity U.S. Bond Index Fund	40.0
Fidelity Total Market Index Fund	35.0
Fidelity Total International Index Fund	15.0
Fidelity Short-Term Bond Index Fund	10.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	35.0%
International Equity Funds	15.0%
Bond Funds	50.0%

Balanced Allocation Fund

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
Fidelity Total Market Index Fund (a)
(Cost $63,074)	504	63,806

International Equity Funds - 15.0%
Fidelity Total International Index Fund (a)
(Cost $28,234)	2,033	27,346

Bond Funds - 50.0%
Fidelity Short-Term Bond Index Fund (a)	1,866	18,230
Fidelity U.S. Bond Index Fund (a)	6,499	72,922
TOTAL BOND FUNDS
(Cost $93,303)		91,152
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $184,611)		182,304
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$182,305

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$100,000	$100,000	$--	$--	$--	$--	0.0%
Total	$--	$100,000	$100,000	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Short-Term Bond Index Fund	$--	$18,783	$240	$15	$--	$(313)	$18,230
Fidelity Total International Index Fund	--	28,276	40	--	(2)	(888)	27,346
Fidelity Total Market Index Fund	--	65,137	2,039	--	(25)	733	63,806
Fidelity U.S. Bond Index Fund	--	75,741	978	156	(2)	(1,839)	72,922
Total	$--	$187,937	$3,297	$171	$(29)	$(2,307)	$182,304

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$63,806	$63,806	$--	$--
International Equity Funds	27,346	27,346	--	--
Bond Funds	91,152	91,152	--	--
Total Investments in Securities:	$182,304	$182,304	$--	$--

See accompanying notes which are an integral part of the financial statements.

Balanced Allocation Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (cost $184,611) — See accompanying schedule		$182,304
Receivable for investments sold		2,079
Receivable for fund shares sold		179
Total assets		184,562
Liabilities
Payable for investments purchased	$2,257
Total liabilities		2,257
Net Assets		$182,305
Net Assets consist of:
Paid in capital		$184,470
Total accumulated earnings (loss)		(2,165)
Net Assets		$182,305
Net Asset Value, offering price and redemption price per share ($182,305 ÷ 18,703 shares)		$9.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 9, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Investment Income
Dividends (including $171 earned from affiliated issuers)		$171
Expenses
Management fee	$20
Total expenses before reductions	20
Expense reductions	(20)
Net investment income (loss)		171
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(29)
Total net realized gain (loss)		(29)
Change in net unrealized appreciation (depreciation) on investment securities		(2,307)
Net gain (loss)		(2,336)
Net increase (decrease) in net assets resulting from operations		$(2,165)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 9, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$171
Net realized gain (loss)	(29)
Change in net unrealized appreciation (depreciation)	(2,307)
Net increase (decrease) in net assets resulting from operations	(2,165)
Share transactions
Proceeds from sales of shares	186,475
Cost of shares redeemed	(2,005)
Net increase (decrease) in net assets resulting from share transactions	184,470
Total increase (decrease) in net assets	182,305
Net Assets
Beginning of period	–
End of period	$182,305
Other Information
Shares
Sold	18,909
Redeemed	(206)
Net increase (decrease)	18,703

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Balanced Allocation Fund

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.01
Net realized and unrealized gain (loss)	(.26)
Total from investment operations	(.25)
Net asset value, end of period	$9.75
Total ReturnD,E	(2.50)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.10%H
Expenses net of fee waivers, if any	- %H
Expenses net of all reductions	- %H
Net investment income (loss)	.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$182
Portfolio turnover rateI	2%J

 A For the period February 9, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Growth Allocation Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Total Market Index Fund	49.0
Fidelity U.S. Bond Index Fund	25.0
Fidelity Total International Index Fund	21.0
Fidelity Short-Term Bond Index Fund	5.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	49.0%
International Equity Funds	21.0%
Bond Funds	30.0%

Growth Allocation Fund

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.0%
	Shares	Value
Fidelity Total Market Index Fund (a)
(Cost $152,927)	1,238	156,713

International Equity Funds - 21.0%
Fidelity Total International Index Fund (a)
(Cost $68,244)	4,993	67,162

Bond Funds - 30.0%
Fidelity Short-Term Bond Index Fund (a)	1,637	15,991
Fidelity U.S. Bond Index Fund (a)	7,126	79,955
TOTAL BOND FUNDS
(Cost $98,105)		95,946
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $319,276)		319,821
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$319,822

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$100,000	$100,000	$--	$--	$--	$--	0.0%
Total	$--	$100,000	$100,000	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Short-Term Bond Index Fund	$--	$16,335	$79	$12	$--	$(265)	$15,991
Fidelity Total International Index Fund	--	68,245	1	--	--	(1,082)	67,162
Fidelity Total Market Index Fund	--	156,444	3,474	--	(43)	3,786	156,713
Fidelity U.S. Bond Index Fund	--	82,301	452	146	(1)	(1,894)	79,955
Total	$--	$323,325	$4,006	$158	$(44)	$545	$319,821

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$156,713	$156,713	$--	$--
International Equity Funds	67,162	67,162	--	--
Bond Funds	95,946	95,946	--	--
Total Investments in Securities:	$319,821	$319,821	$--	$--

See accompanying notes which are an integral part of the financial statements.

Growth Allocation Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (cost $319,276) — See accompanying schedule		$319,821
Receivable for investments sold		3,472
Receivable for fund shares sold		419
Total assets		323,712
Liabilities
Payable for investments purchased	$3,890
Total liabilities		3,890
Net Assets		$319,822
Net Assets consist of:
Paid in capital		$319,163
Total accumulated earnings (loss)		659
Net Assets		$319,822
Net Asset Value, offering price and redemption price per share ($319,822 ÷ 32,808 shares)		$9.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 9, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Investment Income
Dividends (including $158 earned from affiliated issuers)		$158
Expenses
Management fee	$30
Total expenses before reductions	30
Expense reductions	(30)
Net investment income (loss)		158
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(44)
Total net realized gain (loss)		(44)
Change in net unrealized appreciation (depreciation) on investment securities		545
Net gain (loss)		501
Net increase (decrease) in net assets resulting from operations		$659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 9, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$158
Net realized gain (loss)	(44)
Change in net unrealized appreciation (depreciation)	545
Net increase (decrease) in net assets resulting from operations	659
Share transactions
Proceeds from sales of shares	319,618
Cost of shares redeemed	(455)
Net increase (decrease) in net assets resulting from share transactions	319,163
Total increase (decrease) in net assets	319,822
Net Assets
Beginning of period	–
End of period	$319,822
Other Information
Shares
Sold	32,857
Redeemed	(49)
Net increase (decrease)	32,808

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Growth Allocation Fund

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.01
Net realized and unrealized gain (loss)	(.26)D
Total from investment operations	(.25)
Net asset value, end of period	$9.75
Total ReturnE,F	(2.50)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.10%I
Expenses net of fee waivers, if any	- %I
Expenses net of all reductions	- %I
Net investment income (loss)	.51%I
Supplemental Data
Net assets, end of period (000 omitted)	$320
Portfolio turnover rateJ	2%K

 A For the period February 9, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Allocation Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of March 31, 2022

% of fund's net assets
Fidelity Total Market Index Fund	60.0
Fidelity Total International Index Fund	25.0
Fidelity U.S. Bond Index Fund	15.0
100.0

Asset Allocation (% of Portfolio's net assets)

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	60.0%
International Equity Funds	25.0%
Bond Funds	15.0%

Aggressive Growth Allocation Fund

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Fidelity Total Market Index Fund (a)
(Cost $161,972)	1,308	165,497

International Equity Funds - 25.0%
Fidelity Total International Index Fund (a)
(Cost $70,092)	5,127	68,957

Bond Funds - 15.0%
Fidelity U.S. Bond Index Fund (a)
(Cost $42,291)	3,688	41,374
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $274,355)		275,828
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$275,828

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$--	$100,000	$100,000	$--	$--	$--	$--	0.0%
Total	$--	$100,000	$100,000	$--	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Total International Index Fund	$--	$70,092	$--	$--	$--	$(1,135)	$68,957
Fidelity Total Market Index Fund	--	161,972	--	--	--	3,525	165,497
Fidelity U.S. Bond Index Fund	--	42,872	580	75	(1)	(917)	41,374
Total	$--	$274,936	$580	$75	$(1)	$1,473	$275,828

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$165,497	$165,497	$--	$--
International Equity Funds	68,957	68,957	--	--
Bond Funds	41,374	41,374	--	--
Total Investments in Securities:	$275,828	$275,828	$--	$--

See accompanying notes which are an integral part of the financial statements.

Aggressive Growth Allocation Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (cost $274,355) — See accompanying schedule		$275,828
Receivable for fund shares sold		6,715
Total assets		282,543
Liabilities
Payable for investments purchased	$6,615
Payable for fund shares redeemed	100
Total liabilities		6,715
Net Assets		$275,828
Net Assets consist of:
Paid in capital		$274,281
Total accumulated earnings (loss)		1,547
Net Assets		$275,828
Net Asset Value, offering price and redemption price per share ($275,828 ÷ 28,287 shares)		$9.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period February 9, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Investment Income
Dividends (including $75 earned from affiliated issuers)		$75
Expenses
Management fee	$26
Total expenses before reductions	26
Expense reductions	(26)
Net investment income (loss)		75
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(1)
Total net realized gain (loss)		(1)
Change in net unrealized appreciation (depreciation) on investment securities		1,473
Net gain (loss)		1,472
Net increase (decrease) in net assets resulting from operations		$1,547

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period February 9, 2022 (commencement of operations) through March 31, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75
Net realized gain (loss)	(1)
Change in net unrealized appreciation (depreciation)	1,473
Net increase (decrease) in net assets resulting from operations	1,547
Share transactions
Proceeds from sales of shares	274,386
Cost of shares redeemed	(105)
Net increase (decrease) in net assets resulting from share transactions	274,281
Total increase (decrease) in net assets	275,828
Net Assets
Beginning of period	–
End of period	$275,828
Other Information
Shares
Sold	28,298
Redeemed	(11)
Net increase (decrease)	28,287

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Aggressive Growth Allocation Fund

Six months ended (Unaudited) March 31,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D
Net realized and unrealized gain (loss)	(.25)E
Total from investment operations	(.25)
Net asset value, end of period	$9.75
Total ReturnF,G	(2.50)%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.10%J
Expenses net of fee waivers, if any	- %J
Expenses net of all reductions	- %J
Net investment income (loss)	.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$276
Portfolio turnover rateK	0%L,M

 A For the period February 9, 2022 (commencement of operations) through March 31, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

 M Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund (the Funds) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Moderate with Income Allocation Fund	$124,464	$249	$(3,048)	$(2,799)
Balanced Allocation Fund	184,613	1,258	(3,567)	(2,309)
Growth Allocation Fund	319,277	4,915	(4,371)	544
Aggressive Growth Allocation Fund	274,356	4,994	(3,522)	1,472

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Moderate with Income Allocation Fund	126,716	2,230
Balanced Allocation Fund	187,937	3,297
Growth Allocation Fund	323,325	4,006
Aggressive Growth Allocation Fund	274,936	580

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

5. Expense Reductions.

The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2026. For the period, management fees were reduced by the following amounts:

Management Fee Waiver
Moderate with Income Allocation Fund	$16
Balanced Allocation Fund	$20
Growth Allocation Fund	$30
Aggressive Growth Allocation Fund	$26

6. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Aggressive Growth Allocation Fund	36%
Balanced Allocation Fund	54%
Growth Allocation Fund	31%
Moderate with Income Allocation Fund	80%

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 9, 2022 to March 31, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value	Ending Account Value March 31, 2022	Expenses Paid During Period-C
Moderate with Income Allocation Fund	- %
Actual		$1,000.00	$975.30	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--F
Balanced Allocation Fund	- %
Actual		$1,000.00	$975.00	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--F
Growth Allocation Fund	- %
Actual		$1,000.00	$975.00	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--F
Aggressive Growth Allocation Fund	- %
Actual		$1,000.00	$975.00	$--D
Hypothetical-E		$1,000.00	$1,024.93	$--F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%

 C Amount represents less than $.005

 D Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 51/365 (to reflect the period February 9, 2022 to March 31, 2022).

 E 5% return per year before expenses

 F Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Moderate with Income Allocation Fund
Balanced Allocation Fund
Growth Allocation Fund
Aggressive Growth Allocation Fund

At its November 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Fidelity Management & Research Company LLC (FMR) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the Fidelity funds' compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contract. The Board considered Fidelity's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered that it oversees three of the four underlying Fidelity funds in which each fund will invest (in the case of Aggressive Growth Allocation Fund, two of the three underlying Fidelity funds in which the fund will invest).

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contracts, the Board considered each fund's proposed management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions, and the projected total expense ratio of each fund. The Board noted that FMR has contractually agreed to waive 0.10% of each fund's management fee through January 31, 2026. The Board noted that each fund's proposed management fee rate (before the application of the management fee waiver) is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund (taking into account the application of the management fee waiver discussed above) is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that each fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be approved.

HSA-SANN-0522
1.9904653.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022